Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CAJ
Entity Registrant Name	CANON INC
Entity Central Index Key	0000016988
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,201,532,168

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents (Note 1)	¥ 773,227	¥ 840,579
Short-term investments (Note 2)	125,517	96,815
Trade receivables, net (Note 3)	533,208	557,504
Inventories (Note 4)	476,704	384,777
Prepaid expenses and other current assets (Notes 6,12 and 17)	244,649	250,754
Total current assets	2,153,305	2,130,429
Noncurrent receivables (Note 18)	16,772	16,771
Investments (Note 2)	51,790	81,529
Property, plant and equipment, net (Notes 5, 6 and 9)	1,190,836	1,201,968
Intangible assets, net (Note 8)	138,030	153,021
Other assets (Notes 6, 8, 11 and 12)	379,994	400,102
Total assets	3,930,727	3,983,820
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	8,343	7,200
Trade payables (Note 10)	380,532	383,251
Accrued income taxes (Note 12)	45,900	72,482
Accrued expenses (Notes 11 and 18)	299,422	299,710
Other current liabilities (Notes 5, 12 and 17)	159,651	134,298
Total current liabilities	893,848	896,941
Long-term debt, excluding current installments (Note 9)	3,368	4,131
Accrued pension and severance cost (Note 11)	249,604	197,609
Other noncurrent liabilities (Note 12)	70,240	75,502
Total liabilities	1,217,060	1,174,183
Commitments and contingent liabilities (Note 18)
Canon Inc. stockholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2011 and 2010	174,762	174,762
Additional paid-in capital	401,572	400,425
Legal reserve (Note 13)	59,004	57,930
Retained earnings (Note 13)	3,059,298	2,965,237
Accumulated other comprehensive income (loss) (Note 14)	(481,773)	(390,459)
Treasury stock, at cost; 132,231,296 shares in 2011 and 105,295,975 shares in 2010	(661,731)	(562,113)
Total Canon Inc. stockholders' equity	2,551,132	2,645,782
Noncontrolling interests	162,535	163,855
Total equity	2,713,667	2,809,637
Total liabilities and equity	¥ 3,930,727	¥ 3,983,820

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,333,763,464	1,333,763,464
Treasury stock, shares	132,231,296	105,295,975

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	¥ 3,557,433	¥ 3,706,901	¥ 3,209,201
Cost of sales (Notes 5, 8, 11 and 18)	1,820,670	1,923,813	1,781,808
Gross profit	1,736,763	1,783,088	1,427,393
Operating expenses (Notes 1, 5, 8, 11, 15 and 18):
Selling, general and administrative expenses	1,050,892	1,079,719	905,738
Research and development expenses	307,800	315,817	304,600
Operating Expenses, Total	1,358,692	1,395,536	1,210,338
Operating profit	378,071	387,552	217,055
Other income (deductions):
Interest and dividend income	8,432	6,022	5,202
Interest expense	(988)	(1,931)	(336)
Other, net (Notes 1, 2, 17 and 20)	(10,991)	1,220	(2,566)
Nonoperating Income (Expense), Total	(3,547)	5,311	2,300
Income before income taxes	374,524	392,863	219,355
Income taxes (Note 12)	120,415	140,160	84,122
Consolidated net income	254,109	252,703	135,233
Less: Net income attributable to noncontrolling interests	5,479	6,100	3,586
Net income attributable to Canon Inc.	¥ 248,630	¥ 246,603	¥ 131,647
Net income attributable to Canon Inc. stockholders per share (Note 16):
Basic	¥ 204.49	¥ 199.71	¥ 106.64
Diluted	¥ 204.48	¥ 199.7	¥ 106.64
Cash dividends per share	¥ 120	¥ 120	¥ 110

Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Legal reserve	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total Canon Inc. stockholders' equity	Non- controlling interests
Beginning Balance at Dec. 31, 2008	¥ 2,850,982	¥ 174,762	¥ 403,790	¥ 53,706	¥ 2,876,576	¥ (292,820)	¥ (556,222)	¥ 2,659,792	¥ 191,190
Equity transactions with noncontrolling interests and other	(873)		503					503	(1,376)
Dividends paid to Canon Inc. stockholders	(135,793)				(135,793)			(135,793)
Dividends paid to noncontrolling interests	(3,326)								(3,326)
Transfer to legal reserve				981	(981)
Comprehensive income (loss):
Net income	135,233				131,647			131,647	3,586
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	33,370					33,340		33,340	30
Net unrealized gains and losses on securities	2,217					2,150		2,150	67
Net gains and losses on derivative instruments	(1,423)					(1,422)		(1,422)	(1)
Pension liability adjustments	(945)					(2,066)		(2,066)	1,121
Total comprehensive income (loss)	168,452							163,649	4,803
Repurchase of treasury stock, net	(42)				(12)		(30)	(42)
Ending Balance at Dec. 31, 2009	2,879,400	174,762	404,293	54,687	2,871,437	(260,818)	(556,252)	2,688,109	191,291
Acquisition of subsidiaries	19,168								19,168
Equity transactions with noncontrolling interests and other	(5,884)		(3,787)		(13,453)	(680)	55,250	37,330	(43,214)
Dividends paid to Canon Inc. stockholders	(136,103)				(136,103)			(136,103)
Dividends paid to noncontrolling interests	(2,827)								(2,827)
Transfer to legal reserve				3,243	(3,243)
Comprehensive income (loss):
Net income	252,703				246,603			246,603	6,100
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(126,918)					(122,667)		(122,667)	(4,251)
Net unrealized gains and losses on securities	(146)					(222)		(222)	76
Net gains and losses on derivative instruments	767					833		833	(66)
Pension liability adjustments	(9,327)					(6,905)		(6,905)	(2,422)
Total comprehensive income (loss)	117,079							117,642	(563)
Repurchase of treasury stock, net	(61,196)		(81)		(4)		(61,111)	(61,196)
Ending Balance at Dec. 31, 2010	2,809,637	174,762	400,425	57,930	2,965,237	(390,459)	(562,113)	2,645,782	163,855
Equity transactions with noncontrolling interests and other	337		1,193		(609)			584	(247)
Dividends paid to Canon Inc. stockholders	(152,784)				(152,784)			(152,784)
Dividends paid to noncontrolling interests	(2,838)								(2,838)
Transfer to legal reserve				1,074	(1,074)
Comprehensive income (loss):
Net income	254,109				248,630			248,630	5,479
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(54,086)					(53,251)		(53,251)	(835)
Net unrealized gains and losses on securities	(2,116)					(2,017)		(2,017)	(99)
Net gains and losses on derivative instruments	(449)					(462)		(462)	13
Pension liability adjustments	(38,377)					(35,584)		(35,584)	(2,793)
Total comprehensive income (loss)	159,081							157,316	1,765
Repurchase of treasury stock, net	(99,766)		(46)		(102)		(99,618)	(99,766)
Ending Balance at Dec. 31, 2011	¥ 2,713,667	¥ 174,762	¥ 401,572	¥ 59,004	¥ 3,059,298	¥ (481,773)	¥ (661,731)	¥ 2,551,132	¥ 162,535

Consolidated Statement of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net income	¥ 254,109	¥ 252,703	¥ 135,233
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	261,343	276,193	315,393
Loss on disposal of fixed assets	8,937	21,120	8,215
Impairment loss of fixed assets (Note 5)	598	1,288	15,466
Impairment loss of investments	8,130	23,330	2,398
Equity in (earnings) losses of affiliated companies	7,368	(10,471)	12,649
Deferred income taxes	29,129	29,381	20,712
(Increase) decrease in trade receivables	9,991	(6,671)	48,244
(Increase) decrease in inventories	(109,983)	(17,532)	143,580
Increase (decrease) in trade payables	35,766	115,726	(76,843)
Increase (decrease) in accrued income taxes	(25,653)	25,228	(21,023)
Increase (decrease) in accrued expenses	8,938	77	(9,827)
Increase (decrease) in accrued (prepaid) pension and severance cost	(2,315)	4,147	4,765
Other, net	(16,796)	29,894	12,273
Net cash provided by operating activities	469,562	744,413	611,235
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(238,129)	(199,152)	(327,983)
Proceeds from sale of fixed assets (Note 5)	3,273	3,303	8,893
Purchases of available-for-sale securities	(2,160)	(10,891)	(3,253)
Proceeds from sale and maturity of available-for-sale securities	1,934	3,910	2,460
Increase in time deposits, net	(34,111)	(80,904)	(11,345)
Acquisitions of subsidiaries, net of cash acquired	29	(55,686)	(2,979)
Purchases of other investments	(373)	(1,955)	(37,981)
Other, net	12,994	(758)	1,944
Net cash used in investing activities	(256,543)	(342,133)	(370,244)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	725	5,902	3,361
Repayments of long-term debt	(4,670)	(5,739)	(6,282)
Increase (decrease) in short-term loans, net	2,466	(74,933)	(280)
Dividends paid	(152,784)	(136,103)	(135,793)
Repurchases of treasury stock, net	(99,766)	(61,196)	(42)
Other, net	(3,484)	(7,828)	(3,343)
Net cash used in financing activities	(257,513)	(279,897)	(142,379)
Effect of exchange rate changes on cash and cash equivalents	(22,858)	(76,838)	17,226
Net change in cash and cash equivalents	(67,352)	45,545	115,838
Cash and cash equivalents at beginning of year	840,579	795,034	679,196
Cash and cash equivalents at end of year	773,227	840,579	795,034
Cash paid during the year for:
Interest	914	1,924	384
Income taxes	¥ 120,696	¥ 80,212	¥ 82,906

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Significant Accounting Policies
1.	Basis of Presentation and Significant Accounting Policies

(a)	Description of Business

Canon Inc. (the “Company”) and subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers in such fields as office products, consumer products and industry and other products. Office products consist mainly of network digital multifunction devices (“MFDs”), copying machines, laser printers, large format inkjet printers and digital production printers. Consumer products consist mainly of digital single-lens reflex (“SLR”) cameras, compact digital cameras, interchangeable lenses, digital video camcorders, inkjet multifunction printers, single function inkjet printers, image scanners and broadcast equipment. Industry and other products consist mainly of semiconductor lithography equipment, lithography equipment for liquid crystal display (“LCD”) panels, and medical equipment. Canon’s consolidated net sales for the years ended December 31, 2011, 2010 and 2009 were distributed as follows: the Office Business Unit 53.9%, 53.6% and 51.3%, the Consumer Business Unit 36.9%, 37.5% and 40.5%, the Industry and Others Business Unit 11.8%, 11.7% and 11.2%, and elimination between segments 2.6%, 2.8% and 3.0%, respectively. These percentages were computed by dividing segment net sales, including intersegment sales, by consolidated net sales, based on the segment operating results described in Note 22.

Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. 80.5%, 81.2% and 78.1% of consolidated net sales for the years ended December 31, 2011, 2010 and 2009 were generated outside Japan, with 27.0%, 27.6% and 27.9% in the Americas, 31.3%, 31.6% and 31.0% in Europe, and 22.2%, 22.0% and 19.2% in Asia and Oceania, respectively.

Canon sells laser printers on an OEM basis to Hewlett-Packard Company; such sales constituted 19.3%, 20.1% and 20.0% of consolidated net sales for the years ended December 31, 2011, 2010 and 2009, respectively, and are included in the Office Business Unit.

Canon’s manufacturing operations are conducted primarily at 27 plants in Japan and 17 overseas plants which are located in countries or regions such as the United States, Germany, France, Netherlands, Taiwan, China, Malaysia, Thailand and Vietnam.

(b)	Basis of Presentation

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.

Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“GAAP”). These adjustments were not recorded in the statutory books of account.

(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.

(d)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions and employee retirement and severance benefit obligations. Actual results could differ materially from those estimates.

(e)	Translation of Foreign Currencies

Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).

Gains and losses resulting from foreign currency transactions, including foreign exchange contracts, and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses was a net loss of ¥3,287 million for the year ended December 31, 2011, and were net gains of ¥3,089 million and ¥1,842 million for the years ended December 31, 2010 and 2009, respectively.

(f)	Cash Equivalents

All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months classified as available-for-sale securities of ¥204,307 million and ¥249,907 million at December 31, 2011 and 2010, respectively, are included in cash and cash equivalents in the consolidated balance sheets. Additionally, certain debt securities with original maturities of less than three months classified as held-to-maturity securities of ¥1,000 million at December 31, 2010 were also included in cash and cash equivalents. Fair value for these securities approximates their costs.

(g)	Investments

Investments consist primarily of time deposits with original maturities of more than three months, debt and marketable equity securities, investments in affiliated companies and non-marketable equity securities. Canon reports investments with maturities of less than one year as short-term investments.

Canon classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Canon does not hold any trading securities, which are bought and held primarily for the purpose of sale in the near term.

Available-for-sale securities are recorded at fair value. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. Unrealized holding gains and losses, net of the related tax effect, are reported as a separate component of other comprehensive income (loss) until realized. Held-to-maturity securities are recorded at amortized cost, adjusted for amortization of premiums and accretion of discounts.

Available-for-sale and held-to-maturity securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, impairments in their entirety are recognized in earnings. Canon recognizes an impairment loss to the extent by which the cost basis of the investment exceeds the fair value of the investment.

Realized gains and losses are determined by the average cost method and reflected in earnings.

Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities in companies over which Canon does not have the ability to exercise significant influence are stated at cost and reviewed periodically for impairment.

(h)	Allowance for Doubtful Receivables

Allowance for doubtful trade and finance receivables is maintained for all customers based on a combination of factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.

(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the average method for domestic inventories and principally by the first-in, first-out method for overseas inventories.

(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and acquired intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

(k)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.

The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.

Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the lease term, generally from 2 years to 5 years.

(l)	Goodwill and Other Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. Canon performs its impairment test of goodwill using the two-step approach at the reporting unit level, which is one level below the operating segment level. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon performs the second step to measure an impairment charge in the amount by which the carrying amount of a reporting unit’s goodwill exceeds its implied fair value. Intangible assets with finite useful lives consist primarily of software, license fees, patented technologies and customer relationships. Software and license fees are amortized using the straight-line method over the estimated useful lives, which range from 3 years to 5 years for software and 5 years to 10 years for license fees. Patented technologies are amortized using the straight-line method principally over the estimated useful life of 3 years. Customer relationships are amortized principally using the declining-balance method over the estimated useful life of 5 years. Certain costs incurred in connection with developing or obtaining internal use software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal use software are capitalized at the application development stage. In addition, Canon develops or obtains certain software to be sold where related costs are capitalized after establishment of technological feasibility.

(m)	Environmental Liabilities

Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.

(n)	Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.

Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

(o)	Stock-Based Compensation

Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.

(p)	Net Income Attributable to Canon Inc. Stockholders per Share

Basic net income attributable to Canon Inc. stockholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. stockholders per share includes the effect from potential issuances of common stock based on the assumptions that all stock options were exercised.

(q)	Revenue Recognition

Canon generates revenue principally through the sale of office and consumer products, equipment, supplies, and related services under separate contractual arrangements. Canon recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is probable.

Revenue from sales of office products, such as office network digital MFDs and laser printers, and consumer products, such as digital cameras and inkjet multifunction printers, is recognized upon shipment or delivery, depending upon when title and risk of loss transfer to the customer.

Revenue from sales of optical equipment, such as semiconductor lithography equipment and LCD lithography equipment that are sold with customer acceptance provisions related to their functionality, is recognized when the equipment is installed at the customer site and the specific criteria of the equipment functionality are successfully tested and demonstrated by Canon. Service revenue is derived primarily from separately priced product maintenance contracts on equipment sold to customers and is measured at the stated amount of the contract and recognized as services are provided.

Canon also offers separately priced product maintenance contracts for most office products, for which the customer typically pays a stated base service fee plus a variable amount based on usage. Revenue from these service maintenance contracts is measured at the stated amount of the contract and recognized as services are provided and variable amounts are earned.

Revenue from the sale of equipment under sales-type leases is recognized at the inception of the lease. Income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When equipment leases are bundled with product maintenance contracts, revenue is first allocated considering the relative fair value of the lease and non-lease deliverables based upon the estimated relative fair values of each element. Lease deliverables generally include equipment, financing and executory costs, while non-lease deliverables generally consist of product maintenance contracts and supplies.

For all other arrangements with multiple elements, Canon allocates revenue to each element based on its relative selling price if such element meets the criteria for treatment as a separate unit of accounting. Otherwise, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Canon records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions and volume-based rebates. Estimated reductions in sales are based upon historical trends and other known factors at the time of sale. In addition, Canon provides price protection to certain resellers of its products, and records reductions to sales for the estimated impact of price protection obligations when announced.

Estimated product warranty costs are recorded at the time revenue is recognized and are included in selling, general and administrative expenses in the consolidated statements of income. Estimates for accrued product warranty costs are based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.

(r)	Research and Development Costs

Research and development costs are expensed as incurred.

(s)	Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses were ¥81,232 million, ¥94,794 million and ¥78,009 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(t)	Shipping and Handling Costs

Shipping and handling costs totaled ¥43,308 million, ¥56,306 million and ¥45,966 million for the years ended December 31, 2011, 2010 and 2009, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

(u)	Derivative Financial Instruments

All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.

Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item. Gains and losses from hedging ineffectiveness are included in other income (deductions). Gains and losses related to the components of hedging instruments excluded from the assessment of hedge effectiveness are included in other income (deductions).

Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.

Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

(v)	Guarantees

Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.

(w)	Recently Issued Accounting Guidance

In October 2009, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance for revenue recognition under multiple-deliverable arrangements. This guidance modifies the criteria for separating consideration under multiple-deliverable arrangements and requires allocation of the overall consideration to each deliverable using the estimated selling price in the absence of vendor-specific objective evidence or third-party evidence of selling price for deliverables. As a result, the residual method of allocating arrangement consideration will no longer be permitted. The guidance also requires additional disclosures about how a vendor allocates revenue in its arrangements and about the significant judgments made and their impact on revenue recognition. This guidance is effective for fiscal years beginning on or after June 15, 2010 and was adopted by Canon from the quarter beginning January 1, 2011. This adoption did not have a material impact on Canon’s consolidated results of operations and financial condition.

In October 2009, the FASB issued new accounting guidance for software revenue recognition. This guidance modifies the scope of the software revenue recognition guidance to exclude from its requirements non-software components of tangible products and software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product’s essential functionality. This guidance is effective for fiscal years beginning on or after June 15, 2010 and was adopted by Canon from the quarter beginning January 1, 2011. This adoption did not have a material impact on Canon’s consolidated results of operations and financial condition.

In June 2011, the FASB issued an amendment which requires presentation of net income and other comprehensive income in one continuous statement or in two separate but consecutive statements, which will be applied retrospectively for all periods presented. Canon will adopt this amended guidance from the quarter beginning January 1, 2012, and does not expect the adoption of this guidance to have a material impact on Canon’s consolidated results of operations and financial condition.

Investments	12 Months Ended
Dec. 31, 2011
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥20	¥—	¥—	¥20

Noncurrent:
Government bonds	¥172	¥—	¥22	¥150
Corporate bonds	569	73	84	558
Fund trusts	1,867	2	43	1,826
Equity securities	15,911	3,200	1,387	17,724

	¥18,519	¥3,275	¥1,536	¥20,258

	December 31, 2010
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Government bonds	¥1	¥—	¥—	¥1
Corporate bonds	1,000	—	—	1,000

	¥1,001	¥—	¥—	¥1,001

Noncurrent:
Government bonds	¥183	¥—	¥22	¥161
Corporate bonds	1,017	42	65	994
Fund trusts	1,778	20	—	1,798
Equity securities	18,288	5,768	654	23,402

	¥21,266	¥5,830	¥741	¥26,355

Maturities of available-for-sale debt securities and fund trusts included in short-term investments and investments in the accompanying consolidated balance sheets were as follows at December 31, 2011:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥20	¥20
Due after one year through five years	962	926
Due after five years through ten years	1,646	1,608

	¥2,628	¥2,554

Gross realized gains were ¥204 million, ¥641 million and ¥277 million for the years ended December 31, 2011, 2010 and 2009, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥4,281 million, ¥1,961 million and ¥2,482 million for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than twelve months.

Time deposits with original maturities of more than three months are ¥125,497 million and ¥95,814 million at December 31, 2011 and 2010, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.

Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥14,583 million and ¥26,475 million at December 31, 2011 and 2010, respectively. Investments with an aggregate cost of ¥14,583 million and ¥24,053 million were not evaluated for impairment at December 31, 2011 and 2010, respectively, because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

Investments in affiliated companies accounted for by the equity method amounted to ¥15,776 million and ¥26,817 million at December 31, 2011 and 2010, respectively. Canon’s share of the net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions), were losses of ¥7,368 million, earnings of ¥10,471 million and losses of ¥12,649 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Trade Receivables	12 Months Ended
Dec. 31, 2011
Trade Receivables
3.	Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Notes	¥16,739	¥15,441
Accounts	528,032	556,983

	544,771	572,424
Less allowance for doubtful receivables	(11,563)	(14,920)

	¥533,208	¥557,504

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
4.	Inventories

Inventories are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Finished goods	¥291,023	¥232,584
Work in process	166,076	116,679
Raw materials	19,605	35,514

	¥476,704	¥384,777

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Land	¥268,493	¥266,631
Buildings	1,367,187	1,320,121
Machinery and equipment	1,499,331	1,439,246
Construction in progress	94,507	85,673

	3,229,518	3,111,671
Less accumulated depreciation	(2,038,682)	(1,909,703)

	¥1,190,836	¥1,201,968

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was ¥210,179 million, ¥232,327 million and ¥277,399 million, respectively.

Amounts due for purchases of property, plant and equipment were ¥47,690 million and ¥23,306 million at December 31, 2011 and 2010, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.

As a result of continued sluggish demand in the semiconductor manufacturing industry and diminished profitability of the semiconductor lithography equipment business, Canon recognized impairment losses related primarily to property, plant and equipment of its semiconductor lithography equipment business, which are included in the results of the Industry and Others Business Unit for the year ended December 31, 2009. Long-lived assets with a carrying amount of ¥15,390 million were written down to their fair value of zero, which was estimated using discounted future cash flows expected to be generated over their remaining useful life. The impairment losses were included in selling, general and administrative expenses in the consolidated statement of income.

Finance Receivables and Operating Leases	12 Months Ended
Dec. 31, 2011
Finance Receivables and Operating Leases
6.	Finance Receivables and Operating Leases

Finance receivables represent financing leases which consist of sales-type leases and direct-financing leases resulting from the marketing of Canon’s and complementary third-party products primarily in foreign countries. These receivables typically have terms ranging from 1 year to 8 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2011	2010
	(Millions of yen)
Total minimum lease payments receivable	¥204,326	¥215,925
Unguaranteed residual values	8,195	11,120
Executory costs	(2,275)	(2,063)
Unearned income	(24,955)	(27,891)

	185,291	197,091
Less allowance for doubtful receivables	(7,039)	(7,983)

	178,252	189,108
Less current portion	(66,337)	(71,500)

	¥111,915	¥117,608

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥7,983	¥9,023
Charge-offs	(1,937)	(3,103)
Provision	2,052	1,995
Other	(1,059)	68

Balance at end of year	¥7,039	¥7,983

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history, and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables are evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2011 and 2010 are not significant.

The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2011 and 2010 was ¥75,391 million and ¥63,239 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2011 and 2010 was ¥54,791 million and ¥43,829 million, respectively.

The following is a schedule by year of the future minimum lease payments to be received under financing leases and non-cancelable operating leases at December 31, 2011.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2012	¥80,411	¥7,610
2013	58,396	2,367
2014	37,177	2,045
2015	19,317	1,632
2016	8,486	1,559
Thereafter	539	248

	¥204,326	¥15,461

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
7.	Acquisitions

In March 2010, Canon acquired 45.2 % of the total outstanding shares of Océ N.V. (“Océ”), which is listed on NYSE Euronext Amsterdam, principally through a fully self-funded public cash tender offer for consideration of ¥50,374 million, in addition to the 22.9% interest Canon held before the public cash tender offer. In addition, Canon acquired Océ’s convertible cumulative financing preference shares representing 19.1% of the total outstanding shares of Océ for consideration of ¥8,027 million. As a result, Canon’s aggregate interest represents 87.2 % of the total outstanding shares of Océ. The fair value of the 12.8% noncontrolling interest in Océ of ¥18,245 million was measured based on the quoted price of Océ’s common stock on the acquisition date.

The acquisition was accounted for using the acquisition method. Prior to the March 2010 acquisition date, Canon accounted for its 22.9% interest in Océ using the equity method. The acquisition-date fair value of the previous equity interest of ¥25,508 million was remeasured using the quoted price of Océ’s common stock on the acquisition date and included in the measurement of the total acquisition consideration. In connection with the acquisition, Canon repaid ¥55,378 million of Océ’s existing bank debt and ¥22,936 million of Océ’s existing United States Private Placement notes, which are included in decrease in short-term loans in the consolidated statement of cash flows.

Océ is engaged in research and development, manufacture and sale of document management systems, printing systems for professionals and high-speed, wide format digital printing systems. Canon and Océ have complementary technologies and products and would benefit from this strong business relationship. Amid the increasingly competitive printing industry, Canon is further strengthening its business foundation in order to solidify its position as one of the global leaders. Canon aims to provide diversified solutions to its customers in the printing industry by making Océ a consolidated subsidiary.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at acquisition date.

(Millions of yen)
Current assets	¥122,248

Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658

Non-current assets	227,364

Total acquired assets	349,612

Total assumed liabilities	247,458

Net assets acquired	¥102,154

Intangible assets acquired, which are subject to amortization, consist of customer relationships of ¥32,747 million, patented technologies of ¥11,316 million, and other intangible assets of ¥12,234 million. Canon has estimated the amortization period for the customer relationships and patented technologies to be 5 years and 3 years, respectively. The weighted average amortization period for all intangible assets is approximately 4.4 years.

Goodwill recognized, which is assigned to the Office Business Unit for impairment testing, is attributable primarily to expected synergies from combining operations of Océ and Canon. None of the goodwill is expected to be deductible for income tax purposes.

The amount of net sales of Océ included in Canon’s consolidated statement of income from the acquisition date for the year ended December 31, 2010 was ¥246,518 million.

The unaudited pro forma net sales as if Océ had been included in Canon’s consolidated statements of income from the beginning of the years ended December 31, 2010 and 2009 were ¥3,772,425 million and ¥3,554,316 million, respectively. Pro forma net income was not disclosed because the impact on Canon’s consolidated statements of income was not material.

Canon acquired businesses other than those described above during the years ended December 31, 2011, 2010, and 2009 that were not material to its consolidated financial statements.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets

Intangible assets developed or acquired during the year ended December 31, 2011 totaled ¥35,994 million, which are subject to amortization and primarily consist of software of ¥33,217 million, which is mainly for internal use. The weighted average amortization period for software and intangible assets in total is approximately 4 years and 5 years, respectively.

The components of intangible assets subject to amortization at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥205,235	¥115,131	¥200,245	¥109,200
Customer relationships	34,957	18,724	37,637	12,107
Patented technologies	24,342	13,317	25,425	9,377
License fees	20,425	12,867	22,108	14,436
Other	19,235	6,857	16,686	4,641

	¥304,194	¥166,896	¥302,101	¥149,761

Aggregate amortization expense for the years ended December 31, 2011, 2010 and 2009 was ¥51,164 million, ¥43,866 million and ¥37,994 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥44,931 million in 2012, ¥33,864 million in 2013, ¥23,759 million in 2014, ¥11,482 million in 2015, and ¥6,134 million in 2016.

Intangible assets not subject to amortization other than goodwill at December 31, 2011 and 2010 were not significant.

For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.

The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2011 and 2010 were as follows:

	Year ended December 31, 2011
	Office	Consumer	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥107,301	¥12,386	¥5,502	¥125,189
Translation adjustments and other	(5,241)	(298)	(629)	(6,168)

Balance at end of year	¥102,060	¥12,088	¥4,873	¥119,021

	Year ended December 31, 2010
	Office	Consumer	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥39,845	¥13,303	¥2,723	¥55,871
Goodwill acquired during the year	79,156	—	3,719	82,875
Translation adjustments and other	(11,700)	(917)	(940)	(13,557)

Balance at end of year	¥107,301	¥12,386	¥5,502	¥125,189

Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Loans and Long-Term Debt
9.	Short-Term Loans and Long-Term Debt

Short-term loans consisting of bank borrowings at December 31, 2011 and 2010 were ¥4,641 million and ¥2,071 million, respectively. The weighted average interest rates on short-term loans outstanding at December 31, 2011 and 2010 were 2.72% and 1.46%, respectively.

Long-term debt consisted of the following:

	December 31
	2011	2010
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.68% and 1.83% at December 31, 2011 and 2010, respectively	¥1,297	¥1,013
0.75% Japanese yen notes, due 2012	1,020	—
0.84% Japanese yen notes, due 2013	156	—
Capital lease obligations	4,597	8,247

	7,070	9,260
Less current portion	(3,702)	(5,129)

	¥3,368	¥4,131

The aggregate annual maturities of long-term debt outstanding at December 31, 2011 were as follows:

(Millions of yen)
Year ending December 31:
2012	¥3,702
2013	1,528
2014	1,132
2015	457
2016	105
Thereafter	146

¥7,070

Certain property, plant and equipment with a net book carrying value of ¥2,913 million at December 31, 2011 were mortgaged primarily to secure loans from banks.

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.

Trade Payables	12 Months Ended
Dec. 31, 2011
Trade Payables
10.	Trade Payables
Trade payables are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Notes	¥16,519	¥13,676
Accounts	364,013	369,575

	¥380,532	¥383,251

Employee Retirement and Severance Benefits	12 Months Ended
Dec. 31, 2011
Employee Retirement and Severance Benefits
11.	Employee Retirement and Severance Benefits

The Company and certain of its subsidiaries have contributory and noncontributory defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee earnings and years of service. The Company and certain of its subsidiaries also have defined contribution pension plans covering substantially all of their employees.

The amounts of cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended December 31, 2011, 2010 and 2009 were ¥12,511 million, ¥11,780 million and ¥9,148 million, respectively.

Obligations and funded status

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥593,274	¥551,320	¥261,130	¥94,170
Service cost	25,875	23,331	5,756	5,660
Interest cost	12,354	12,636	12,748	11,792
Plan participants’ contributions	—	—	2,680	2,460
Amendments	(1,913)	(423)	—	(149)
Actuarial (gain) loss	14,845	22,290	3,872	(5,946)
Benefits paid	(17,511)	(15,880)	(8,234)	(7,458)
Acquisition	—	—	—	198,754
Foreign currency exchange rate changes	—	—	(15,822)	(38,153)

Benefit obligations at end of year	626,924	593,274	262,130	261,130
Change in plan assets:
Fair value of plan assets at beginning of year	460,090	457,208	197,835	75,058
Actual return on plan assets	(17,285)	4,533	2,335	19,307
Employer contributions	22,282	13,283	8,228	8,152
Plan participants’ contributions	—	—	2,680	2,460
Benefits paid	(16,351)	(14,934)	(8,201)	(7,413)
Acquisition	—	—	—	128,043
Foreign currency exchange rate changes	—	—	(10,844)	(27,772)

Fair value of plan assets at end of year	448,736	460,090	192,033	197,835

Funded status at end of year	¥(178,188)	¥(133,184)	¥(70,097)	¥(63,295)

Amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Other assets	¥54	¥345	¥1,397	¥1,318
Accrued expenses	—	—	(132)	(533)
Accrued pension and severance cost	(178,242)	(133,529)	(71,362)	(64,080)

	¥(178,188)	¥(133,184)	¥(70,097)	¥(63,295)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2011 and 2010 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Actuarial loss	¥291,778	¥257,625	¥16,095	¥3,538
Prior service credit	(130,712)	(142,473)	(345)	(486)
Net transition obligation	—	722	—	—

	¥161,066	¥115,874	¥15,750	¥3,052

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Accumulated benefit obligation	¥595,689	¥565,406	¥238,675	¥216,239

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥622,645	¥589,391	¥259,517	¥258,326
Fair value of plan assets	444,403	455,862	188,023	193,713
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥591,830	¥559,468	¥160,941	¥144,225
Fair value of plan assets	444,403	453,342	111,527	122,590

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2011, 2010 and 2009 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2011	2010	2009	2011	2010	2009
	(Millions of yen)
Service cost	¥25,875	¥23,331	¥21,759	¥5,756	¥5,660	¥2,426
Interest cost	12,354	12,636	12,535	12,748	11,792	4,251
Expected return on plan assets	(16,485)	(16,591)	(15,808)	(12,112)	(10,540)	(4,211)
Amortization of net transition obligation	722	722	722	—	—	—
Amortization of prior service credit	(13,674)	(13,878)	(13,650)	(93)	(116)	(98)
Amortization of actuarial loss	14,462	14,545	13,923	621	1,050	1,014

	¥23,254	¥20,765	¥19,481	¥6,920	¥7,846	¥3,382

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2011 and 2010 are summarized as follows:

	Japanese plans		Foreign plans
	Years ended December 31		Years ended December 31
	2011	2010	2011	2010
	(Millions of yen)
Current year actuarial (gain) loss	¥48,615	¥34,348	¥13,649	¥(14,713)
Amortization of actuarial loss	(14,462)	(14,545)	(621)	(1,050)
Prior service credit due to amendments	(1,913)	(423)	—	(149)
Amortization of prior service credit	13,674	13,878	93	116
Amortization of net transition obligation	(722)	(722)	—	—

	¥45,192	¥32,536	¥13,121	¥(15,796)

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)
Prior service credit	¥(13,137)	¥(130)
Actuarial loss	16,708	986

Assumptions

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
Discount rate	1.9%	2.1%	4.6%	4.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.4%	2.9%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2011	2010	2009	2011	2010	2009
Discount rate	2.1%	2.3%	2.4%	4.9%	4.9%	5.3%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.9%	2.8%	3.1%
Expected long-term rate of return on plan assets	3.6%	3.6%	3.7%	5.7%	6.1%	6.2%

Canon determines the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. Canon considers the current expectations for future returns and the actual historical returns of each plan asset category.

Plan assets

Canon’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, Canon formulates a “model” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “model” portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. Canon evaluates the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “model” portfolio. Canon revises the “model” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Canon’s model portfolio for Japanese plans consists of three major components: approximately 30% is invested in equity securities, approximately 50% is invested in debt securities, and approximately 20% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Canon’s model portfolio for foreign plans has been developed as follows: approximately 40% is invested in equity securities, approximately 55% is invested in debt securities, and approximately 5% is invested in other investment vehicles, primarily consisting of investments in real estate assets.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Canon has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds, public debt instruments, and corporate bonds. Prior to investing, Canon has investigated the quality of the issue, including rating, interest rate, and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity and debt securities described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment vehicles, Canon has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Canon has selected the appropriate investment country and currency.

The three levels of input used to measure fair value are more fully described in Note 20.

The fair values of Canon’s pension plan assets at December 31, 2011 and 2010, by asset category, are as follows:

	December 31, 2011
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥37,875	¥—	¥—	¥37,875	¥—	¥—	¥—	¥—
Foreign companies	4,804	—	—	4,804	3,779	—	—	3,779
Pooled funds (b)	—	82,380	—	82,380	—	47,779	—	47,779
Debt securities:
Government bonds (c)	17,951	—	—	17,951	2,326	—	—	2,326
Municipal bonds	—	864	—	864	—	19	—	19
Corporate bonds	—	8,170	—	8,170	—	—	—	—
Pooled funds (d)	—	190,832	—	190,832	—	92,653	—	92,653
Mortgage backed securities (and other asset backed securities)	—	4,842	—	4,842	—	2,726	—	2,726
Life insurance company general accounts	—	92,700	—	92,700	—	—	—	—
Other assets	—	7,171	1,147	8,318	—	42,751	—	42,751

	¥60,630	¥386,959	¥1,147	¥448,736	¥6,105	¥185,928	¥—	¥192,033

	December 31, 2010
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥50,177	¥—	¥—	¥50,177	¥—	¥—	¥—	¥—
Foreign companies	5,352	—	—	5,352	3,474	—	—	3,474
Pooled funds (f)	—	90,597	—	90,597	—	80,666	—	80,666
Debt securities:
Government bonds (g)	9,687	—	—	9,687	2,074	—	—	2,074
Municipal bonds	—	323	—	323	—	—	—	—
Corporate bonds	—	6,518	—	6,518	—	—	—	—
Pooled funds (h)	—	194,286	—	194,286	—	104,650	—	104,650
Mortgage backed securities (and other asset backed securities)	—	1,980	—	1,980	—	232	—	232
Life insurance company general accounts	—	91,610	—	91,610	—	—	—	—
Other assets	—	8,521	1,039	9,560	—	6,739	—	6,739

	¥65,216	¥393,835	¥1,039	¥460,090	¥5,548	¥192,287	¥—	¥197,835

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
(b)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds.
(d)	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,044 million.
(f)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 50% Japanese government bonds and 50% foreign government bonds.
(h)	These funds invest in approximately 60% Japanese government bonds, 20% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not necessarily indicate the risks or ratings of the assets.

Level 1 assets are comprised principally of equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities, corporate bonds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Corporate bonds are valued using quoted prices for identical assets in markets that are not active. Investments in life insurance company general accounts are valued at conversion value.

The fair value of Level 3 assets, consisting of hedge funds, was ¥1,147 million and ¥1,039 million at December 31, 2011 and 2010, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the years ended December 31, 2011 and 2010 were not significant.

Contributions

Canon expects to contribute ¥21,946 million to its Japanese defined benefit pension plans and ¥8,931 million to its foreign defined benefit pension plans for the year ending December 31, 2012.

Estimated future benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)
Year ending December 31:
2012	¥15,100	¥8,750
2013	16,137	8,542
2014	17,301	8,763
2015	19,160	9,228
2016	20,893	9,993
2017 – 2021	130,449	60,255

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
12.	Income Taxes

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2011
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥287,592	¥86,932	¥374,524

Income taxes:
Current	¥67,671	¥23,615	¥91,286
Deferred	21,047	8,082	29,129

	¥88,718	¥31,697	¥120,415

	Year ended December 31, 2010
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥302,965	¥89,898	¥392,863

Income taxes:
Current	¥78,359	¥32,420	¥110,779
Deferred	35,496	(6,115)	29,381

	¥113,855	¥26,305	¥140,160

	Year ended December 31, 2009
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥130,857	¥88,498	¥219,355

Income taxes:
Current	¥45,079	¥18,331	¥63,410
Deferred	15,415	5,297	20,712

	¥60,494	¥23,628	¥84,122

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 40% for the years ended December 31, 2011, 2010 and 2009.

Amendments to the Japanese tax regulations were enacted into law on November 30, 2011. As a result of these amendments, the statutory income tax rate will be reduced from approximately 40% to 38% effective from the year beginning January 1, 2013, and to approximately 35% effective from the year beginning January 1, 2016 thereafter. Consequently, the statutory income tax rate utilized for deferred tax assets and liabilities expected to be settled or realized in the period from January 1, 2013 to December 31, 2015 is approximately 38% and for periods subsequent to December 31, 2015 the rate is approximately 35%. The adjustments of deferred tax assets and liabilities for this change in the tax rate amounted to ¥6,599 million and have been reflected in income taxes in the consolidated statement of income for the year ended December 31, 2011.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2011	2010	2009
Japanese statutory income tax rate	40.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.6	0.8	0.9
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.3)	(3.5)	(5.4)
Tax credit for research and development expenses	(3.9)	(5.1)	(2.8)
Change in valuation allowance	(0.5)	2.8	5.4
Effect of enacted changes in tax laws and rates on Japanese tax	1.8	—	—
Other	(1.5)	0.7	0.2

Effective income tax rate	32.2%	35.7%	38.3%

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2011	2010
	(Millions of yen)
Prepaid expenses and other current assets	¥61,961	¥69,197
Other assets	130,582	136,727
Other current liabilities	(1,735)	(2,149)
Other noncurrent liabilities	(43,542)	(47,827)

	¥147,266	¥155,948

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	December 31
	2011	2010
	(Millions of yen)
Deferred tax assets:
Inventories	¥18,885	¥23,836
Accrued business tax	3,227	6,200
Accrued pension and severance cost	90,025	78,552
Research and development—costs capitalized for tax purposes	12,898	14,740
Property, plant and equipment	31,624	41,737
Accrued expenses	37,992	35,823
Net operating losses carried forward	31,967	28,373
Other	38,220	52,869

	264,838	282,130
Less valuation allowance	(33,788)	(35,307)

Total deferred tax assets	231,050	246,823

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(6,783)	(8,215)
Net unrealized gains on securities	(1,180)	(2,119)
Tax deductible reserve	(6,385)	(6,038)
Financing lease revenue	(40,878)	(37,353)
Prepaid pension and severance cost	(2,224)	(2,018)
Other	(26,334)	(35,132)

Total deferred tax liabilities	(83,784)	(90,875)

Net deferred tax assets	¥147,266	¥155,948

The net changes in the total valuation allowance were a decrease of ¥1,519 million for the year ended December 31, 2011, and increases of ¥13,119 million and ¥11,371 million for the years ended December 31, 2010 and 2009, respectively.

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the existing valuation allowance, at December 31, 2011.

At December 31, 2011, Canon had net operating losses which can be carried forward for income tax purposes of ¥116,581 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to twenty years as follows:

(Millions of yen)
Within one year	¥2,588
After one year through five years	5,097
After five years through ten years	37,199
After ten years through twenty years	42,402
Indefinite period	29,295

Total	¥116,581

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.

Canon has not recognized deferred tax liabilities of ¥18,112 million for a portion of undistributed earnings of foreign subsidiaries that arose for the year ended December 31, 2011 and prior years because Canon currently does not expect to have such amounts distributed or paid as dividends to the Company in the foreseeable future. Deferred tax liabilities will be recognized when Canon expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. At December 31, 2011, such undistributed earnings of these subsidiaries were ¥869,064 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Balance at beginning of year	¥6,035	¥13,235	¥12,689
Additions for tax positions of the current year	149	73	—
Additions for tax positions of prior years	431	805	1,442
Reductions for tax positions of prior years	(2,139)	(8,354)	(1,106)
Settlements with tax authorities	(1,264)	(2,471)	—
Additions from acquisitions	—	4,066	—
Other	(279)	(1,319)	210

Balance at end of year	¥2,933	¥6,035	¥13,235

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, are ¥2,809 million and ¥6,035 million at December 31, 2011 and 2010, respectively.

Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future period. Based on each of the items of which Canon is aware at December 31, 2011, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2011 and 2010, and interest and penalties included in income taxes for the years ended December 31, 2011, 2010 and 2009 are not material.

Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2010. While there has been no specific indication by the tax authority that Canon will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for years after 2003. In other major foreign tax jurisdictions, including the United States and Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2004 with few exceptions. The tax authorities are currently conducting income tax examinations of Canon’s income tax returns for years after 2003 in major foreign tax jurisdictions.

Legal Reserve and Retained Earnings	12 Months Ended
Dec. 31, 2011
Legal Reserve and Retained Earnings
13.	Legal Reserve and Retained Earnings

The Corporation Law of Japan provides that an amount equal to 10% of distributions from retained earnings paid by the Company and its Japanese subsidiaries be appropriated as a legal reserve. No further appropriations are required when the total amount of the additional paid-in capital and the legal reserve equals 25% of their respective stated capital. The Corporation Law of Japan also provides that additional paid-in capital and legal reserve are available for appropriations by the resolution of the stockholders. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

Cash dividends and appropriations to the legal reserve charged to retained earnings for the years ended December 31, 2011, 2010 and 2009 represent dividends paid out during those years and the related appropriations to the legal reserve. Retained earnings at December 31, 2011 did not reflect current year-end dividends in the amount of ¥72,092 million which were approved by the stockholders in March 2012.

The amount available for dividends under the Corporation Law of Japan is based on the amount recorded in the Company’s nonconsolidated books of account in accordance with financial accounting standards of Japan. Such amount was ¥1,223,401 million at December 31, 2011.

Retained earnings at December 31, 2011 included Canon’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥16,217 million.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss)
14.	Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) are as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Foreign currency translation adjustments:
Balance at beginning of year	¥(325,612)	¥(202,628)	¥(235,968)
Adjustments for the year	(53,251)	(122,984)	33,340

Balance at end of year	(378,863)	(325,612)	(202,628)
Net unrealized gains and losses on securities:
Balance at beginning of year	3,020	3,285	1,135
Adjustments for the year	(2,017)	(265)	2,150

Balance at end of year	1,003	3,020	3,285
Net gains and losses on derivative instruments:
Balance at beginning of year	917	71	1,493
Adjustments for the year	(462)	846	(1,422)

Balance at end of year	455	917	71
Pension liability adjustments:
Balance at beginning of year	(68,784)	(61,546)	(59,480)
Adjustments for the year	(35,584)	(7,238)	(2,066)

Balance at end of year	(104,368)	(68,784)	(61,546)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(390,459)	(260,818)	(292,820)
Adjustments for the year	(91,314)	(129,641)	32,002

Balance at end of year	¥(481,773)	¥(390,459)	¥(260,818)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2011:
Foreign currency translation adjustments	¥(53,839)	¥(247)	¥(54,086)
Net unrealized gains and losses on securities:
Amount arising during the year	(7,571)	3,010	(4,561)
Reclassification adjustments for gains and losses realized in net income	4,077	(1,632)	2,445

Net change during the year	(3,494)	1,378	(2,116)
Net gains and losses on derivative instruments:
Amount arising during the year	4,221	(1,708)	2,513
Reclassification adjustments for gains and losses realized in net income	(5,006)	2,044	(2,962)

Net change during the year	(785)	336	(449)
Pension liability adjustments:
Amount arising during the year	(59,928)	20,252	(39,676)
Reclassification adjustments for gains and losses realized in net income	2,038	(739)	1,299

Net change during the year	(57,890)	19,513	(38,377)

Other comprehensive income (loss)	¥(116,008)	¥20,980	¥(95,028)

2010:
Foreign currency translation adjustments	¥(128,271)	¥1,353	¥(126,918)
Net unrealized gains and losses on securities:
Amount arising during the year	(2,179)	671	(1,508)
Reclassification adjustments for gains and losses realized in net income	1,320	42	1,362

Net change during the year	(859)	713	(146)
Net gains and losses on derivative instruments:
Amount arising during the year	8,409	(3,573)	4,836
Reclassification adjustments for gains and losses realized in net income	(6,990)	2,921	(4,069)

Net change during the year	1,419	(652)	767
Pension liability adjustments:
Amount arising during the year	(19,170)	8,314	(10,856)
Reclassification adjustments for gains and losses realized in net income	2,323	(794)	1,529

Net change during the year	(16,847)	7,520	(9,327)

Other comprehensive income (loss)	¥(144,558)	¥8,934	¥(135,624)

2009:
Foreign currency translation adjustments	¥35,459	¥(2,089)	¥33,370
Net unrealized gains and losses on securities:
Amount arising during the year	2,231	(1,333)	898
Reclassification adjustments for gains and losses realized in net income	2,205	(886)	1,319

Net change during the year	4,436	(2,219)	2,217
Net gains and losses on derivative instruments:
Amount arising during the year	298	(119)	179
Reclassification adjustments for gains and losses realized in net income	(2,670)	1,068	(1,602)

Net change during the year	(2,372)	949	(1,423)
Pension liability adjustments:
Amount arising during the year	(4,115)	1,891	(2,224)
Reclassification adjustments for gains and losses realized in net income	1,911	(632)	1,279

Net change during the year	(2,204)	1,259	(945)

Other comprehensive income (loss)	¥35,319	¥(2,100)	¥33,219

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation
15.	Stock-Based Compensation

On May 1, 2011, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 912,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2011 was ¥772.

On May 1, 2010, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 890,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2010 was ¥988.

On May 1, 2009, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 954,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2009 was ¥699.

On May 1, 2008, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 592,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2008 was ¥1,247.

The compensation cost recognized for these stock options for the years ended December 31, 2011, 2010 and 2009 was ¥748 million, ¥643 million and ¥564 million, respectively, and is included in selling, general and administrative expenses in the consolidated statements of income.

The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model that incorporates the assumptions presented below:

	Years ended December 31
	2011	2010	2009
Expected term of option (in years)	4.0	4.0	4.0
Expected volatility	36.44%	38.00%	40.08%
Dividend yield	3.16%	2.53%	3.51%
Risk-free interest rate	0.44%	0.45%	0.64%

A summary of option activity under the stock option plans as of and for the years ended December 31, 2011, 2010 and 2009 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2009	592,000	¥5,502	3.3	¥—
Granted	954,000	3,287
Forfeited	(34,000)	4,851

Outstanding at December 31, 2009	1,512,000	4,119	3.0	588
Granted	890,000	4,573
Forfeited	(182,000)	3,479

Outstanding at December 31, 2010	2,220,000	4,354	2.5	722
Granted	912,000	3,990
Exercised	(65,800)	3,287
Forfeited	(24,000)	4,282

Outstanding at December 31, 2011	3,042,200	¥4,268	2.0	¥88

Exercisable at December 31, 2011	1,274,200	¥4,257	0.9	¥88

At December 31, 2011, all outstanding option awards were vested or expected to be vested.

A summary of the status of the Company’s nonvested shares at December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

	Year ended December 31, 2011
	Shares	Weighted-average grant-date fair value
		(Yen)
Nonvested at January 1, 2011	1,662,000	¥852
Granted	912,000	772
Vested	(782,000)	699
Forfeited	(24,000)	880

Nonvested at December 31, 2011	1,768,000	878

At December 31, 2011, there was ¥606 million of total unrecognized compensation cost related to nonvested stock options. That cost is expected to be recognized over a weighted average period of 0.84 year. The total fair value of shares vested during the years ended December 31, 2011 and 2010 was ¥547 million and ¥696 million, respectively. Cash received from the exercise of stock options for the year ended December 31, 2011 was ¥216 million.

Net Income Attributable to Canon Inc. Stockholders per Share	12 Months Ended
Dec. 31, 2011
Net Income Attributable to Canon Inc. Stockholders per Share
16.	Net Income Attributable to Canon Inc. Stockholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Net income attributable to Canon Inc.	¥248,630	¥246,603	¥131,647

	(Number of shares)
Average common shares outstanding	1,215,832,419	1,234,817,434	1,234,481,836
Effect of dilutive securities:
Stock options	60,552	50,603	—

Diluted common shares outstanding	1,215,892,971	1,234,868,037	1,234,481,836

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥204.49	¥199.71	¥106.64
Diluted	204.48	199.70	106.64

The computation of diluted net income attributable to Canon Inc. stockholders per share for the years ended December 31, 2011 and 2010 excludes certain outstanding stock options because the effect would be anti-dilutive. The computation of diluted net income attributable to Canon Inc. stockholders per share for the year ended December 31, 2009 excludes outstanding stock options because the effect would be anti-dilutive.

Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging Activities
17.	Derivatives and Hedging Activities

Risk management policy

Canon operates internationally, exposing it to the risk of changes in foreign currency exchange rates. Derivative financial instruments are comprised principally of foreign exchange contracts utilized by the Company and certain of its subsidiaries to reduce the risk. Canon assesses foreign currency exchange rate risk by continually monitoring changes in the exposures and by evaluating hedging opportunities. Canon does not hold or issue derivative financial instruments for trading purposes. Canon is also exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments, but it is not expected that any counterparties will fail to meet their obligations. Most of the counterparties are internationally recognized financial institutions and selected by Canon taking into account their financial condition, and contracts are diversified across a number of major financial institutions.

Foreign currency exchange rate risk management

Canon’s international operations expose Canon to the risk of changes in foreign currency exchange rates. Canon uses foreign exchange contracts to manage certain foreign currency exchange exposures principally from the exchange of U.S. dollars and euros into Japanese yen. These contracts are primarily used to hedge the foreign currency exposure of forecasted intercompany sales and intercompany trade receivables that are denominated in foreign currencies. In accordance with Canon’s policy, a specific portion of foreign currency exposure resulting from forecasted intercompany sales are hedged using foreign exchange contracts which principally mature within three months.

Cash flow hedge

Changes in the fair value of derivative financial instruments designated as cash flow hedges, including foreign exchange contracts associated with forecasted intercompany sales, are reported in accumulated other comprehensive income (loss). These amounts are subsequently reclassified into earnings through other income (deductions) in the same period as the hedged items affect earnings. Substantially all amounts recorded in accumulated other comprehensive income (loss) at year-end are expected to be recognized in earnings over the next twelve months. Canon excludes the time value component from the assessment of hedge effectiveness. Changes in the fair value of a foreign exchange contract for the period between the date that the forecasted intercompany sales occur and its maturity date are recognized in earnings and not considered hedge ineffectiveness.

Derivatives not designated as hedges

Canon has entered into certain foreign exchange contracts to primarily offset the earnings impact related to fluctuations in foreign currency exchange rates associated with certain assets denominated in foreign currencies. Although these foreign exchange contracts have not been designated as hedges as required in order to apply hedge accounting, the contracts are effective from an economic perspective. The changes in the fair value of these contracts are recorded in earnings immediately.

Contract amounts of foreign exchange contracts at December 31, 2011 and 2010 are set forth below:

	December 31
	2011	2010
	(Millions of yen)
To sell foreign currencies	¥391,455	¥466,361
To buy foreign currencies	75,016	48,686

Fair value of derivative instruments in the consolidated balance sheets

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2011 and 2010.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2011	2010
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥1,325	¥2,487
Liabilities:
Foreign exchange contracts	Other current liabilities	1,270	426

Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2011	2010
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥3,393	¥9,463
Liabilities:
Foreign exchange contracts	Other current liabilities	1,340	487

Effect of derivative instruments in the consolidated statements of income

The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009.

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2011:
Foreign exchange contracts	¥(785)	Other, net	¥5,006	Other, net	¥(457)
2010:
Foreign exchange contracts	1,419	Other, net	6,990	Other, net	(302)
2009:
Foreign exchange contracts	(2,372)	Other, net	2,670	Other, net	(462)

Derivatives not designated as hedging instruments

		Gain (loss) recognized in income on derivative
		Years ended December 31
	Location	2011	2010	2009
		(Millions of yen)
Foreign exchange contracts	Other, net	¥11,168	¥50,794	¥(8,638)

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities
18.	Commitments and Contingent Liabilities

Commitments

At December 31, 2011, commitments outstanding for the purchase of property, plant and equipment approximated ¥66,287 million, and commitments outstanding for the purchase of parts and raw materials approximated ¥75,823 million.

Canon occupies sales offices and other facilities under lease arrangements accounted for as operating leases. Deposits made under such arrangements aggregated ¥14,171 million and ¥13,686 million at December 31, 2011 and 2010, respectively, and are included in noncurrent receivables in the accompanying consolidated balance sheets. Rental expenses under such operating lease arrangements amounted to ¥38,167 million, ¥40,396 million and ¥36,474 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2011 are as follows:

(Millions of yen)
Year ending December 31:
2012	¥22,259
2013	15,843
2014	11,632
2015	7,120
2016	5,473
Thereafter	10,471

Total future minimum lease payments	¥72,798

Guarantees

Canon provides guarantees for bank loans of its employees, affiliates and other companies. The guarantees for the employees are principally made for their housing loans. The guarantees of loans of its affiliates and other companies are made to ensure that those companies operate with less financial risk.

For each guarantee provided, Canon would have to perform under a guarantee if the borrower defaults on a payment within the contract periods of 1 year to 30 years, in the case of employees with housing loans, and of 1 year to 10 years, in the case of affiliates and other companies. The maximum amount of undiscounted payments Canon would have had to make in the event of default is ¥15,245 million at December 31, 2011. The carrying amounts of the liabilities recognized for Canon’s obligations as a guarantor under those guarantees at December 31, 2011 were not significant.

Canon also issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. Changes in accrued product warranty cost for the years ended December 31, 2011 and 2010 are summarized as follows:

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥13,343	¥13,944
Addition	14,296	17,605
Utilization	(14,649)	(14,713)
Other	(1,299)	(3,493)

Balance at end of year	¥11,691	¥13,343

Legal proceedings

In Germany, Verwertungsgesellschaft Wort (“VG Wort”), a collecting society representing certain copyright holders, has filed a series of lawsuits seeking to impose copyright levies upon digital products such as PCs and printers, that allegedly enable the reproduction of copyrighted materials, against the companies importing and distributing these digital products. VG Wort filed a lawsuit in January 2006 against Canon seeking payment of copyright levies on single-function printers, and the court of first instance in Düsseldorf ruled in favor of the claim by VG Wort in November 2006. Canon lodged an appeal against such decision in December 2006 before the court of appeals in Düsseldorf. Following a decision by the same court of appeals in Düsseldorf on January 23, 2007 in relation to a similar court case seeking copyright levies on single-function printers of Epson Deutschland GmbH, Xerox GmbH and Kyocera Mita Deutschland GmbH, whereby the court rejected such alleged levies, in its judgment of November 13, 2007, the court of appeals rejected VG Wort’s claim against Canon. VG Wort appealed further against said decision of the court of appeals before the Federal Supreme Court. In December 2007, for a similar Hewlett-Packard GmbH case relating to single-function printers, the Federal Supreme Court delivered its judgment in favor of Hewlett-Packard GmbH and dismissed VG Wort’s claim. VG Wort has already filed a constitutional complaint with the Federal Constitutional Court against said judgment of the Federal Supreme Court. Also, after rejection by the Federal Supreme Court of an appeal by VG Wort in relation to Canon’s single-function printers case in September 2008, VG Wort lodged a claim before the Federal Constitutional Court. The Federal Constitutional Court, in the same way as the decision given in the HP case in September 2010, gave its decision in January 2011 that the case should be reverted back to the Federal Supreme Court, admitting VG Wort’s claim for lack of ‘due process’ (i.e., insufficient deliberation before judgment on the merits). The hearing of Canon’s case was reverted back to the Federal Supreme Court and it was held in June 2011. During the hearing, the Federal Supreme Court indicated it is possible that Canon’s case would be referred to the European Court of Justice for a preliminary ruling. On July 21, 2011, the Federal Supreme Court delivered its decision to refer this case to the European Court of Justice for its preliminary ruling, upon which the Federal Supreme Court will render its final judgment on this case. The timeline of that proceeding from now on is yet to be known. In 2007, an amendment of German copyright law was carried out, and a new law has been effective from January 1, 2008 for both multi-function printers and single-function printers. The new law sets forth that the scope and tariff of copyright levies will be agreed between industry and the collecting society. Industry and the collecting society, based on the requirement under the new law, reached an agreement in December 2008. This agreement is applicable retroactively from January 1, 2008. The timing of the final outcome of the court case regarding the single-function printers sold in Germany before January 1, 2008 remains uncertain.

Canon is involved in various claims and legal actions, including those noted above, arising in the ordinary course of business. Canon has recorded provisions for liabilities when it is probable that liabilities have been incurred and the amount of loss can be reasonably estimated. Canon reviews these provisions at least quarterly and adjusts these provisions to reflect the impact of the negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Based on its experience, although litigation is inherently unpredictable, Canon believes that any damage amounts claimed in the specific matters discussed above and other outstanding matters are not a meaningful indicator of Canon’s potential liability. In the opinion of management, any reasonably possible range of losses from outstanding matters would not have a material adverse effect on Canon’s consolidated financial position, results of operations, or cash flows.

Disclosures about Fair Value of Financial Instruments and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2011
Disclosures about Fair Value of Financial Instruments and Concentrations of Credit Risk
19.	Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk

Fair value of financial instruments

The estimated fair values of Canon’s financial instruments at December 31, 2011 and 2010 are set forth below. The following summary excludes cash and cash equivalents, trade receivables, finance receivables, noncurrent receivables, short-term loans, trade payables and accrued expenses for which fair values approximate their carrying amounts. The summary also excludes investments which are disclosed in Note 2.

	December 31
	2011		2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(Millions of yen)
Long-term debt, including current installments	¥(7,070)	¥(7,053)	¥(9,260)	¥(9,245)
Foreign exchange contracts:
Assets	4,718	4,718	11,950	11,950
Liabilities	(2,610)	(2,610)	(913)	(913)

The following methods and assumptions are used to estimate the fair value in the above table.

Long-term debt

The fair values of Canon’s long-term debt instruments are based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar debt instruments of comparable maturity.

Foreign exchange contracts

The fair values of foreign exchange contracts are measured based on the market price obtained from financial institutions.

Limitations of fair value estimates

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Concentrations of credit risk

At December 31, 2011 and 2010, one customer accounted for approximately 17% and 21% of consolidated trade receivables, respectively. Although Canon does not expect that the customer will fail to meet its obligations, Canon is potentially exposed to concentrations of credit risk if the customer failed to perform according to the terms of the contracts.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
20.	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	—

Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Assets and liabilities measured at fair value on a recurring basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2011 and 2010.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥204,307	¥—	¥204,307
Available-for-sale (current):
Corporate bonds	20	—	—	20
Available-for-sale (noncurrent):
Government bonds	150	—	—	150
Corporate bonds	—	104	454	558
Fund trusts	151	1,675	—	1,826
Equity securities	17,724	—	—	17,724
Derivatives	—	4,718	—	4,718

Total assets	¥18,045	¥210,804	¥454	¥229,303

Liabilities:
Derivatives	¥—	¥2,610	¥—	¥2,610

Total liabilities	¥—	¥2,610	¥—	¥2,610

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥249,907	¥—	¥249,907
Available-for-sale (current):
Government bonds	1	—	—	1
Corporate bonds	—	—	1,000	1,000
Available-for-sale (noncurrent):
Government bonds	161	—	—	161
Corporate bonds	—	44	950	994
Fund trusts	10	1,788	—	1,798
Equity securities	23,402	—	—	23,402
Derivatives	—	11,950	—	11,950

Total assets	¥23,574	¥263,689	¥1,950	¥289,213

Liabilities:
Derivatives	¥—	¥913	¥—	¥913

Total liabilities	¥—	¥913	¥—	¥913

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 cash and cash equivalents are valued based on market approach, using quoted prices for identical assets in markets that are not active. Level 3 investments are mainly comprised of corporate bonds, which are valued based on cost approach, using unobservable inputs as the market for the assets was not active at the measurement date.

Derivative financial instruments are comprised of foreign exchange contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates, based on market approach.

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2011 and 2010.

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥1,950	¥1,340
Total gains or losses (realized or unrealized):
Included in earnings	(2)	(79)
Included in other comprehensive income (loss)	(12)	(7)
Purchases, issuances, and settlements	(1,482)	696

Balance at end of year	¥454	¥1,950

Gains and losses included in earnings are mainly related to corporate bonds still held at December 31, 2011 and 2010, and are reported in “Other, net” in the consolidated statements of income.

Assets and liabilities measured at fair value on a nonrecurring basis

During the year ended December 31, 2011, equity securities accounted for by the equity method with a carrying amount of ¥3,577 million were written down to their fair value of zero, resulting in an other-than-temporary impairment charge of ¥3,577 million, which was included in earnings. Equity securities accounted for by the equity method were classified as Level 3 instruments and valued based on an income approach using unobservable inputs such as projected income of the investment.

During the year ended December 31, 2010, non-marketable equity securities with a carrying amount of ¥5,000 million were written down to their fair value of ¥2,422 million and equity securities accounted for by the equity method with a carrying amount of ¥33,984 million were written down to their fair value of ¥15,164 million, resulting in an other-than-temporary impairment charge totaling ¥21,398 million, which was included in earnings. The non-marketable equity securities were classified as Level 2 instruments and valued based on a market approach using observable inputs such as unadjusted quoted prices for similar instruments in active markets at the measurement date. Equity securities accounted for by the equity method were classified as Level 3 instruments and valued based on a combination of income approach and market approach using both unobservable and observable inputs including the use of inputs such as financial metrics, ratios and projected income of the investees and appropriate comparable public companies.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
21.	Supplemental Cash Flow Information

During the year ended December 31, 2010, the Company executed three separate share exchanges under which the Company made its three listed subsidiaries, Canon Finetech Inc., Canon Machinery Inc. and Tokki Corporation, its wholly owned subsidiaries. The Company issued no new shares, as it issued 10,000,853 shares of treasury stock for these transactions in total.

As a result of the share exchanges, the carrying amount of the Company’s noncontrolling interest in Canon Finetech Inc., Canon Machinery Inc. and Tokki Corporation was decreased from ¥38,644 million to zero.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
22.	Segment Information

Canon operates its business in three segments: the Office Business Unit, the Consumer Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.

The primary products included in each segment are as follows:

Office Business Unit:	Office network digital MFDs / Color network digital MFDs / Personal-use network digital MFDs / Office copying machines / Full-color copying machines / Personal-use copying machines / Laser printers / Large format inkjet printers / Digital production printers

Consumer Business Unit:	Digital SLR cameras / Compact digital cameras / Interchangeable lenses / Digital video camcorders / Inkjet multifunction printers / Single function inkjet printers / Image scanners / Broadcast equipment / Calculators

Industry and Others Business Unit:	Semiconductor lithography equipment / LCD lithography equipment / Medical image recording equipment / Ophthalmic products / Magnetic heads / Micromotors / Computers / Handy terminals / Document scanners

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluates performance of, and allocates resources to, each segment based on operating profit.

Information about operating results and assets for each segment as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Office	Consumer	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2011:
Net sales:
External customers	¥1,912,112	¥1,311,023	¥334,298	¥—	¥3,557,433
Intersegment	5,831	1,021	86,565	(93,417)	—

Total	1,917,943	1,312,044	420,863	(93,417)	3,557,433
Operating cost and expenses	1,658,678	1,100,750	396,563	23,371	3,179,362

Operating profit	¥259,265	¥211,294	¥24,300	¥(116,788)	¥378,071

Total assets	¥821,782	¥452,809	¥362,638	¥2,293,498	¥3,930,727
Depreciation and amortization	93,196	45,609	29,685	92,853	261,343
Capital expenditures	53,888	48,192	37,648	122,753	262,481

2010:
Net sales:
External customers	¥1,978,945	¥1,389,622	¥338,334	¥—	¥3,706,901
Intersegment	8,324	1,705	94,624	(104,653)	—

Total	1,987,269	1,391,327	432,958	(104,653)	3,706,901
Operating cost and expenses	1,693,947	1,153,262	442,789	29,351	3,319,349

Operating profit (loss)	¥293,322	¥238,065	¥(9,831)	¥(134,004)	¥387,552

Total assets	¥855,893	¥414,022	¥307,029	¥2,406,876	¥3,983,820
Depreciation and amortization	103,548	41,665	37,387	93,593	276,193
Capital expenditures	53,115	36,266	27,105	77,061	193,547

2009:
Net sales:
External customers	¥1,635,056	¥1,299,194	¥274,951	¥—	¥3,209,201
Intersegment	10,020	1,966	83,047	(95,033)	—

Total	1,645,076	1,301,160	357,998	(95,033)	3,209,201
Operating cost and expenses	1,415,680	1,117,668	433,954	24,844	2,992,146

Operating profit (loss)	¥229,396	¥183,492	¥(75,956)	¥(119,877)	¥217,055

Total assets	¥745,646	¥437,160	¥359,635	¥2,305,116	¥3,847,557
Depreciation and amortization	90,878	48,701	60,770	115,044	315,393
Capital expenditures	96,718	27,503	25,644	108,387	258,252

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, finance receivables, investments, deferred tax assets, goodwill and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.

Information by major geographic area as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
	(Millions of yen)
Net sales:
Japan	¥694,450	¥695,749	¥702,344
Americas	961,955	1,023,299	894,154
Europe	1,113,065	1,172,474	995,150
Asia and Oceania	787,963	815,379	617,553

Total	¥3,557,433	¥3,706,901	¥3,209,201

Long-lived assets:
Japan	¥1,070,412	¥1,104,949	¥1,205,887
Americas	85,824	69,034	59,273
Europe	83,296	108,160	44,875
Asia and Oceania	89,334	72,846	77,146

Total	¥1,328,866	¥1,354,989	¥1,387,181

Net sales are attributed to areas based on the location where the product is shipped to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States are ¥779,652 million, ¥836,645 million and ¥793,428 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2011, 2010 and 2009. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2011:
Net sales:
External customers	¥807,883	¥952,833	¥1,109,256	¥687,461	¥—	¥3,557,433
Intersegment	1,873,157	16,217	4,681	744,179	(2,638,234)	—

Total	2,681,040	969,050	1,113,937	1,431,640	(2,638,234)	3,557,433
Operating cost and expenses	2,273,336	948,593	1,069,489	1,388,580	(2,500,636)	3,179,362

Operating profit	¥407,704	¥20,457	¥44,448	¥43,060	¥(137,598)	¥378,071

Total assets	¥1,236,468	¥250,131	¥427,030	¥442,263	¥1,574,835	¥3,930,727

2010:
Net sales:
External customers	¥854,208	¥1,008,200	¥1,163,452	¥681,041	¥—	¥3,706,901
Intersegment	1,974,591	7,975	3,489	723,423	(2,709,478)	—

Total	2,828,799	1,016,175	1,166,941	1,404,464	(2,709,478)	3,706,901
Operating cost and expenses	2,398,439	993,310	1,126,521	1,357,663	(2,556,584)	3,319,349

Operating profit	¥430,360	¥22,865	¥40,420	¥46,801	¥(152,894)	¥387,552

Total assets	¥1,321,572	¥251,587	¥472,785	¥421,250	¥1,516,626	¥3,983,820

2009:
Net sales:
External customers	¥827,762	¥871,633	¥991,336	¥518,470	¥—	¥3,209,201
Intersegment	1,714,375	1,263	919	534,147	(2,250,704)	—

Total	2,542,137	872,896	992,255	1,052,617	(2,250,704)	3,209,201
Operating cost and expenses	2,288,471	860,863	964,606	1,019,208	(2,141,002)	2,992,146

Operating profit	¥253,666	¥12,033	¥27,649	¥33,409	¥(109,702)	¥217,055

Total assets	¥1,386,511	¥198,094	¥378,477	¥384,795	¥1,499,680	¥3,847,557

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event
23.	Subsequent Event

On February 2, 2012, the Board of Directors of the Company approved and implemented a plan to repurchase up to 16 million shares of the Company’s common stock at a cost of up to ¥50,000 million for the period from February 3, 2012 to March 19, 2012. Such repurchases are intended to improve capital efficiency and ensure flexible capital strategy. Common stock repurchased in the Tokyo Stock Exchange between February 3, 2012 and February 16, 2012 under the aforementioned plan was 14,521,600 shares at a cost of ¥50,000 million.

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II Valuation and Qualifying Accounts

Schedule II Valuation and Qualifying Accounts

	Balance at beginning of period	Addition- charged to income	Deduction bad debts written off	Translation adjustments and other	Balance at end of period
	(Millions of yen)
Year ended December 31, 2011:
Allowance for doubtful receivables
Trade receivables	¥14,920	¥492	¥(3,995)	¥146	¥11,563
Finance receivables	7,983	2,052	(1,937)	(1,059)	7,039
Year ended December 31, 2010:
Allowance for doubtful receivables
Trade receivables	¥11,343	¥787	¥(2,038)	¥4,828	¥14,920
Finance receivables	9,023	1,995	(3,103)	68	7,983
Year ended December 31, 2009:
Allowance for doubtful receivables
Trade receivables	¥9,318	¥3,054	¥(1,474)	¥445	¥11,343
Finance receivables	8,268	3,465	(2,829)	119	9,023

Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Description of Business
(a)	Description of Business

Canon Inc. (the “Company”) and subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers in such fields as office products, consumer products and industry and other products. Office products consist mainly of network digital multifunction devices (“MFDs”), copying machines, laser printers, large format inkjet printers and digital production printers. Consumer products consist mainly of digital single-lens reflex (“SLR”) cameras, compact digital cameras, interchangeable lenses, digital video camcorders, inkjet multifunction printers, single function inkjet printers, image scanners and broadcast equipment. Industry and other products consist mainly of semiconductor lithography equipment, lithography equipment for liquid crystal display (“LCD”) panels, and medical equipment. Canon’s consolidated net sales for the years ended December 31, 2011, 2010 and 2009 were distributed as follows: the Office Business Unit 53.9%, 53.6% and 51.3%, the Consumer Business Unit 36.9%, 37.5% and 40.5%, the Industry and Others Business Unit 11.8%, 11.7% and 11.2%, and elimination between segments 2.6%, 2.8% and 3.0%, respectively. These percentages were computed by dividing segment net sales, including intersegment sales, by consolidated net sales, based on the segment operating results described in Note 22.

Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. 80.5%, 81.2% and 78.1% of consolidated net sales for the years ended December 31, 2011, 2010 and 2009 were generated outside Japan, with 27.0%, 27.6% and 27.9% in the Americas, 31.3%, 31.6% and 31.0% in Europe, and 22.2%, 22.0% and 19.2% in Asia and Oceania, respectively.

Canon sells laser printers on an OEM basis to Hewlett-Packard Company; such sales constituted 19.3%, 20.1% and 20.0% of consolidated net sales for the years ended December 31, 2011, 2010 and 2009, respectively, and are included in the Office Business Unit.

Canon’s manufacturing operations are conducted primarily at 27 plants in Japan and 17 overseas plants which are located in countries or regions such as the United States, Germany, France, Netherlands, Taiwan, China, Malaysia, Thailand and Vietnam.

Basis of Presentation
(b)	Basis of Presentation

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.

Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“GAAP”). These adjustments were not recorded in the statutory books of account.

Principles of Consolidation
(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.

Use of Estimates
(d)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions and employee retirement and severance benefit obligations. Actual results could differ materially from those estimates.

Translation of Foreign Currencies
(e)	Translation of Foreign Currencies

Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).

Gains and losses resulting from foreign currency transactions, including foreign exchange contracts, and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses was a net loss of ¥3,287 million for the year ended December 31, 2011, and were net gains of ¥3,089 million and ¥1,842 million for the years ended December 31, 2010 and 2009, respectively.

Cash Equivalents
(f)	Cash Equivalents

All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months classified as available-for-sale securities of ¥204,307 million and ¥249,907 million at December 31, 2011 and 2010, respectively, are included in cash and cash equivalents in the consolidated balance sheets. Additionally, certain debt securities with original maturities of less than three months classified as held-to-maturity securities of ¥1,000 million at December 31, 2010 were also included in cash and cash equivalents. Fair value for these securities approximates their costs.

Investments
(g)	Investments

Investments consist primarily of time deposits with original maturities of more than three months, debt and marketable equity securities, investments in affiliated companies and non-marketable equity securities. Canon reports investments with maturities of less than one year as short-term investments.

Canon classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Canon does not hold any trading securities, which are bought and held primarily for the purpose of sale in the near term.

Available-for-sale securities are recorded at fair value. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. Unrealized holding gains and losses, net of the related tax effect, are reported as a separate component of other comprehensive income (loss) until realized. Held-to-maturity securities are recorded at amortized cost, adjusted for amortization of premiums and accretion of discounts.

Available-for-sale and held-to-maturity securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, impairments in their entirety are recognized in earnings. Canon recognizes an impairment loss to the extent by which the cost basis of the investment exceeds the fair value of the investment.

Realized gains and losses are determined by the average cost method and reflected in earnings.

Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities in companies over which Canon does not have the ability to exercise significant influence are stated at cost and reviewed periodically for impairment.

Allowance for Doubtful Receivables
(h)	Allowance for Doubtful Receivables

Allowance for doubtful trade and finance receivables is maintained for all customers based on a combination of factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the average method for domestic inventories and principally by the first-in, first-out method for overseas inventories.

Impairment of Long-Lived Assets
(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and acquired intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Property, Plant and Equipment
(k)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.

The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.

Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the lease term, generally from 2 years to 5 years.

Goodwill and Other Intangible Assets
(l)	Goodwill and Other Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. Canon performs its impairment test of goodwill using the two-step approach at the reporting unit level, which is one level below the operating segment level. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon performs the second step to measure an impairment charge in the amount by which the carrying amount of a reporting unit’s goodwill exceeds its implied fair value. Intangible assets with finite useful lives consist primarily of software, license fees, patented technologies and customer relationships. Software and license fees are amortized using the straight-line method over the estimated useful lives, which range from 3 years to 5 years for software and 5 years to 10 years for license fees. Patented technologies are amortized using the straight-line method principally over the estimated useful life of 3 years. Customer relationships are amortized principally using the declining-balance method over the estimated useful life of 5 years. Certain costs incurred in connection with developing or obtaining internal use software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal use software are capitalized at the application development stage. In addition, Canon develops or obtains certain software to be sold where related costs are capitalized after establishment of technological feasibility.

Environmental Liabilities
(m)	Environmental Liabilities

Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.

Income Taxes
(n)	Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.

Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Stock-Based Compensation
(o)	Stock-Based Compensation

Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.

Net Income Attributable to Canon Inc. Stockholders per Share
(p)	Net Income Attributable to Canon Inc. Stockholders per Share

Basic net income attributable to Canon Inc. stockholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. stockholders per share includes the effect from potential issuances of common stock based on the assumptions that all stock options were exercised.

Revenue Recognition
(q)	Revenue Recognition

Canon generates revenue principally through the sale of office and consumer products, equipment, supplies, and related services under separate contractual arrangements. Canon recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is probable.

Revenue from sales of office products, such as office network digital MFDs and laser printers, and consumer products, such as digital cameras and inkjet multifunction printers, is recognized upon shipment or delivery, depending upon when title and risk of loss transfer to the customer.

Revenue from sales of optical equipment, such as semiconductor lithography equipment and LCD lithography equipment that are sold with customer acceptance provisions related to their functionality, is recognized when the equipment is installed at the customer site and the specific criteria of the equipment functionality are successfully tested and demonstrated by Canon. Service revenue is derived primarily from separately priced product maintenance contracts on equipment sold to customers and is measured at the stated amount of the contract and recognized as services are provided.

Canon also offers separately priced product maintenance contracts for most office products, for which the customer typically pays a stated base service fee plus a variable amount based on usage. Revenue from these service maintenance contracts is measured at the stated amount of the contract and recognized as services are provided and variable amounts are earned.

Revenue from the sale of equipment under sales-type leases is recognized at the inception of the lease. Income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When equipment leases are bundled with product maintenance contracts, revenue is first allocated considering the relative fair value of the lease and non-lease deliverables based upon the estimated relative fair values of each element. Lease deliverables generally include equipment, financing and executory costs, while non-lease deliverables generally consist of product maintenance contracts and supplies.

For all other arrangements with multiple elements, Canon allocates revenue to each element based on its relative selling price if such element meets the criteria for treatment as a separate unit of accounting. Otherwise, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Canon records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions and volume-based rebates. Estimated reductions in sales are based upon historical trends and other known factors at the time of sale. In addition, Canon provides price protection to certain resellers of its products, and records reductions to sales for the estimated impact of price protection obligations when announced.

Estimated product warranty costs are recorded at the time revenue is recognized and are included in selling, general and administrative expenses in the consolidated statements of income. Estimates for accrued product warranty costs are based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.

Research and Development Costs
(r)	Research and Development Costs
Research and development costs are expensed as incurred.
Advertising Costs
(s)	Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses were ¥81,232 million, ¥94,794 million and ¥78,009 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Shipping and Handling Costs
(t)	Shipping and Handling Costs

Shipping and handling costs totaled ¥43,308 million, ¥56,306 million and ¥45,966 million for the years ended December 31, 2011, 2010 and 2009, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

Derivative Financial Instruments
(u)	Derivative Financial Instruments

All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.

Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item. Gains and losses from hedging ineffectiveness are included in other income (deductions). Gains and losses related to the components of hedging instruments excluded from the assessment of hedge effectiveness are included in other income (deductions).

Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.

Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

Guarantees
(v)	Guarantees
Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.
Recently Issued Accounting Guidance
(w)	Recently Issued Accounting Guidance

In October 2009, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance for revenue recognition under multiple-deliverable arrangements. This guidance modifies the criteria for separating consideration under multiple-deliverable arrangements and requires allocation of the overall consideration to each deliverable using the estimated selling price in the absence of vendor-specific objective evidence or third-party evidence of selling price for deliverables. As a result, the residual method of allocating arrangement consideration will no longer be permitted. The guidance also requires additional disclosures about how a vendor allocates revenue in its arrangements and about the significant judgments made and their impact on revenue recognition. This guidance is effective for fiscal years beginning on or after June 15, 2010 and was adopted by Canon from the quarter beginning January 1, 2011. This adoption did not have a material impact on Canon’s consolidated results of operations and financial condition.

In October 2009, the FASB issued new accounting guidance for software revenue recognition. This guidance modifies the scope of the software revenue recognition guidance to exclude from its requirements non-software components of tangible products and software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product’s essential functionality. This guidance is effective for fiscal years beginning on or after June 15, 2010 and was adopted by Canon from the quarter beginning January 1, 2011. This adoption did not have a material impact on Canon’s consolidated results of operations and financial condition.

In June 2011, the FASB issued an amendment which requires presentation of net income and other comprehensive income in one continuous statement or in two separate but consecutive statements, which will be applied retrospectively for all periods presented. Canon will adopt this amended guidance from the quarter beginning January 1, 2012, and does not expect the adoption of this guidance to have a material impact on Canon’s consolidated results of operations and financial condition.

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Available-for-Sale Securities

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2011 and 2010 were as follows:

	December 31, 2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥20	¥—	¥—	¥20

Noncurrent:
Government bonds	¥172	¥—	¥22	¥150
Corporate bonds	569	73	84	558
Fund trusts	1,867	2	43	1,826
Equity securities	15,911	3,200	1,387	17,724

	¥18,519	¥3,275	¥1,536	¥20,258

	December 31, 2010
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Government bonds	¥1	¥—	¥—	¥1
Corporate bonds	1,000	—	—	1,000

	¥1,001	¥—	¥—	¥1,001

Noncurrent:
Government bonds	¥183	¥—	¥22	¥161
Corporate bonds	1,017	42	65	994
Fund trusts	1,778	20	—	1,798
Equity securities	18,288	5,768	654	23,402

	¥21,266	¥5,830	¥741	¥26,355

Maturities of Available-for-SaleDebt Securities and FundTrusts

Maturities of available-for-sale debt securities and fund trusts included in short-term investments and investments in the accompanying consolidated balance sheets were as follows at December 31, 2011:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥20	¥20
Due after one year through five years	962	926
Due after five years through ten years	1,646	1,608

	¥2,628	¥2,554

Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Notes	¥16,739	¥15,441
Accounts	528,032	556,983

	544,771	572,424
Less allowance for doubtful receivables	(11,563)	(14,920)

	¥533,208	¥557,504

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories	Inventories are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Finished goods	¥291,023	¥232,584
Work in process	166,076	116,679
Raw materials	19,605	35,514

	¥476,704	¥384,777

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Land	¥268,493	¥266,631
Buildings	1,367,187	1,320,121
Machinery and equipment	1,499,331	1,439,246
Construction in progress	94,507	85,673

	3,229,518	3,111,671
Less accumulated depreciation	(2,038,682)	(1,909,703)

	¥1,190,836	¥1,201,968

Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Components of Financing Receivable

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2011	2010
	(Millions of yen)
Total minimum lease payments receivable	¥204,326	¥215,925
Unguaranteed residual values	8,195	11,120
Executory costs	(2,275)	(2,063)
Unearned income	(24,955)	(27,891)

	185,291	197,091
Less allowance for doubtful receivables	(7,039)	(7,983)

	178,252	189,108
Less current portion	(66,337)	(71,500)

	¥111,915	¥117,608

Allowance for Credit Losses

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥7,983	¥9,023
Charge-offs	(1,937)	(3,103)
Provision	2,052	1,995
Other	(1,059)	68

Balance at end of year	¥7,039	¥7,983

Future Minimum Lease Payments to be Received under Financing Leases and Non-Cancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and non-cancelable operating leases at December 31, 2011.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2012	¥80,411	¥7,610
2013	58,396	2,367
2014	37,177	2,045
2015	19,317	1,632
2016	8,486	1,559
Thereafter	539	248

	¥204,326	¥15,461

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at acquisition date.

(Millions of yen)
Current assets	¥122,248

Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658

Non-current assets	227,364

Total acquired assets	349,612

Total assumed liabilities	247,458

Net assets acquired	¥102,154

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥205,235	¥115,131	¥200,245	¥109,200
Customer relationships	34,957	18,724	37,637	12,107
Patented technologies	24,342	13,317	25,425	9,377
License fees	20,425	12,867	22,108	14,436
Other	19,235	6,857	16,686	4,641

	¥304,194	¥166,896	¥302,101	¥149,761

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2011 and 2010 were as follows:

	Year ended December 31, 2011
	Office	Consumer	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥107,301	¥12,386	¥5,502	¥125,189
Translation adjustments and other	(5,241)	(298)	(629)	(6,168)

Balance at end of year	¥102,060	¥12,088	¥4,873	¥119,021

	Year ended December 31, 2010
	Office	Consumer	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥39,845	¥13,303	¥2,723	¥55,871
Goodwill acquired during the year	79,156	—	3,719	82,875
Translation adjustments and other	(11,700)	(917)	(940)	(13,557)

Balance at end of year	¥107,301	¥12,386	¥5,502	¥125,189

Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt

Long-term debt consisted of the following:

	December 31
	2011	2010
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.68% and 1.83% at December 31, 2011 and 2010, respectively	¥1,297	¥1,013
0.75% Japanese yen notes, due 2012	1,020	—
0.84% Japanese yen notes, due 2013	156	—
Capital lease obligations	4,597	8,247

	7,070	9,260
Less current portion	(3,702)	(5,129)

	¥3,368	¥4,131

Aggregate Annual Maturities of Long-Term Debt Outstanding

The aggregate annual maturities of long-term debt outstanding at December 31, 2011 were as follows:

(Millions of yen)
Year ending December 31:
2012	¥3,702
2013	1,528
2014	1,132
2015	457
2016	105
Thereafter	146

¥7,070

Trade Payables (Tables)	12 Months Ended
Dec. 31, 2011
Trade Payables	Trade payables are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Notes	¥16,519	¥13,676
Accounts	364,013	369,575

	¥380,532	¥383,251

Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥593,274	¥551,320	¥261,130	¥94,170
Service cost	25,875	23,331	5,756	5,660
Interest cost	12,354	12,636	12,748	11,792
Plan participants’ contributions	—	—	2,680	2,460
Amendments	(1,913)	(423)	—	(149)
Actuarial (gain) loss	14,845	22,290	3,872	(5,946)
Benefits paid	(17,511)	(15,880)	(8,234)	(7,458)
Acquisition	—	—	—	198,754
Foreign currency exchange rate changes	—	—	(15,822)	(38,153)

Benefit obligations at end of year	626,924	593,274	262,130	261,130
Change in plan assets:
Fair value of plan assets at beginning of year	460,090	457,208	197,835	75,058
Actual return on plan assets	(17,285)	4,533	2,335	19,307
Employer contributions	22,282	13,283	8,228	8,152
Plan participants’ contributions	—	—	2,680	2,460
Benefits paid	(16,351)	(14,934)	(8,201)	(7,413)
Acquisition	—	—	—	128,043
Foreign currency exchange rate changes	—	—	(10,844)	(27,772)

Fair value of plan assets at end of year	448,736	460,090	192,033	197,835

Funded status at end of year	¥(178,188)	¥(133,184)	¥(70,097)	¥(63,295)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Other assets	¥54	¥345	¥1,397	¥1,318
Accrued expenses	—	—	(132)	(533)
Accrued pension and severance cost	(178,242)	(133,529)	(71,362)	(64,080)

	¥(178,188)	¥(133,184)	¥(70,097)	¥(63,295)

Recognized Accumulated Other Comprehensive Income (Loss) Before Income Taxes

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2011 and 2010 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Actuarial loss	¥291,778	¥257,625	¥16,095	¥3,538
Prior service credit	(130,712)	(142,473)	(345)	(486)
Net transition obligation	—	722	—	—

	¥161,066	¥115,874	¥15,750	¥3,052

Accumulated Benefit Obligation for All Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Accumulated benefit obligation	¥595,689	¥565,406	¥238,675	¥216,239

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥622,645	¥589,391	¥259,517	¥258,326
Fair value of plan assets	444,403	455,862	188,023	193,713
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥591,830	¥559,468	¥160,941	¥144,225
Fair value of plan assets	444,403	453,342	111,527	122,590

Net Periodic Benefit Cost for Employee Retirement and Severance Defined Benefit Plans

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2011, 2010 and 2009 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2011	2010	2009	2011	2010	2009
	(Millions of yen)
Service cost	¥25,875	¥23,331	¥21,759	¥5,756	¥5,660	¥2,426
Interest cost	12,354	12,636	12,535	12,748	11,792	4,251
Expected return on plan assets	(16,485)	(16,591)	(15,808)	(12,112)	(10,540)	(4,211)
Amortization of net transition obligation	722	722	722	—	—	—
Amortization of prior service credit	(13,674)	(13,878)	(13,650)	(93)	(116)	(98)
Amortization of actuarial loss	14,462	14,545	13,923	621	1,050	1,014

	¥23,254	¥20,765	¥19,481	¥6,920	¥7,846	¥3,382

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2011 and 2010 are summarized as follows:

	Japanese plans		Foreign plans
	Years ended December 31		Years ended December 31
	2011	2010	2011	2010
	(Millions of yen)
Current year actuarial (gain) loss	¥48,615	¥34,348	¥13,649	¥(14,713)
Amortization of actuarial loss	(14,462)	(14,545)	(621)	(1,050)
Prior service credit due to amendments	(1,913)	(423)	—	(149)
Amortization of prior service credit	13,674	13,878	93	116
Amortization of net transition obligation	(722)	(722)	—	—

	¥45,192	¥32,536	¥13,121	¥(15,796)

Summary of Estimated Defined Benefit Pension Plans Amortized from Acumulated Other Comprehensive Income (Loss) into Next Year Benefit Cost

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)
Prior service credit	¥(13,137)	¥(130)
Actuarial loss	16,708	986

Weighted-Average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
Discount rate	1.9%	2.1%	4.6%	4.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.4%	2.9%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2011	2010	2009	2011	2010	2009
Discount rate	2.1%	2.3%	2.4%	4.9%	4.9%	5.3%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.9%	2.8%	3.1%
Expected long-term rate of return on plan assets	3.6%	3.6%	3.7%	5.7%	6.1%	6.2%

Fair Values of Company's Pension Plans Assets

The fair values of Canon’s pension plan assets at December 31, 2011 and 2010, by asset category, are as follows:

	December 31, 2011
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥37,875	¥—	¥—	¥37,875	¥—	¥—	¥—	¥—
Foreign companies	4,804	—	—	4,804	3,779	—	—	3,779
Pooled funds (b)	—	82,380	—	82,380	—	47,779	—	47,779
Debt securities:
Government bonds (c)	17,951	—	—	17,951	2,326	—	—	2,326
Municipal bonds	—	864	—	864	—	19	—	19
Corporate bonds	—	8,170	—	8,170	—	—	—	—
Pooled funds (d)	—	190,832	—	190,832	—	92,653	—	92,653
Mortgage backed securities (and other asset backed securities)	—	4,842	—	4,842	—	2,726	—	2,726
Life insurance company general accounts	—	92,700	—	92,700	—	—	—	—
Other assets	—	7,171	1,147	8,318	—	42,751	—	42,751

	¥60,630	¥386,959	¥1,147	¥448,736	¥6,105	¥185,928	¥—	¥192,033

	December 31, 2010
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥50,177	¥—	¥—	¥50,177	¥—	¥—	¥—	¥—
Foreign companies	5,352	—	—	5,352	3,474	—	—	3,474
Pooled funds (f)	—	90,597	—	90,597	—	80,666	—	80,666
Debt securities:
Government bonds (g)	9,687	—	—	9,687	2,074	—	—	2,074
Municipal bonds	—	323	—	323	—	—	—	—
Corporate bonds	—	6,518	—	6,518	—	—	—	—
Pooled funds (h)	—	194,286	—	194,286	—	104,650	—	104,650
Mortgage backed securities (and other asset backed securities)	—	1,980	—	1,980	—	232	—	232
Life insurance company general accounts	—	91,610	—	91,610	—	—	—	—
Other assets	—	8,521	1,039	9,560	—	6,739	—	6,739

	¥65,216	¥393,835	¥1,039	¥460,090	¥5,548	¥192,287	¥—	¥197,835

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
(b)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds.
(d)	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,044 million.
(f)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 50% Japanese government bonds and 50% foreign government bonds.
(h)	These funds invest in approximately 60% Japanese government bonds, 20% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans

Benefit Payments, Reflect Expected Future Service

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)
Year ending December 31:
2012	¥15,100	¥8,750
2013	16,137	8,542
2014	17,301	8,763
2015	19,160	9,228
2016	20,893	9,993
2017 – 2021	130,449	60,255

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit)

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2011
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥287,592	¥86,932	¥374,524

Income taxes:
Current	¥67,671	¥23,615	¥91,286
Deferred	21,047	8,082	29,129

	¥88,718	¥31,697	¥120,415

	Year ended December 31, 2010
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥302,965	¥89,898	¥392,863

Income taxes:
Current	¥78,359	¥32,420	¥110,779
Deferred	35,496	(6,115)	29,381

	¥113,855	¥26,305	¥140,160

	Year ended December 31, 2009
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥130,857	¥88,498	¥219,355

Income taxes:
Current	¥45,079	¥18,331	¥63,410
Deferred	15,415	5,297	20,712

	¥60,494	¥23,628	¥84,122

Reconciliation of Japanese Statutory Income Tax Rate and Effective Inome Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2011	2010	2009
Japanese statutory income tax rate	40.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.6	0.8	0.9
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.3)	(3.5)	(5.4)
Tax credit for research and development expenses	(3.9)	(5.1)	(2.8)
Change in valuation allowance	(0.5)	2.8	5.4
Effect of enacted changes in tax laws and rates on Japanese tax	1.8	—	—
Other	(1.5)	0.7	0.2

Effective income tax rate	32.2%	35.7%	38.3%

Net Deferred Income Tax Assets and Liabilities

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2011	2010
	(Millions of yen)
Prepaid expenses and other current assets	¥61,961	¥69,197
Other assets	130,582	136,727
Other current liabilities	(1,735)	(2,149)
Other noncurrent liabilities	(43,542)	(47,827)

	¥147,266	¥155,948

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	December 31
	2011	2010
	(Millions of yen)
Deferred tax assets:
Inventories	¥18,885	¥23,836
Accrued business tax	3,227	6,200
Accrued pension and severance cost	90,025	78,552
Research and development—costs capitalized for tax purposes	12,898	14,740
Property, plant and equipment	31,624	41,737
Accrued expenses	37,992	35,823
Net operating losses carried forward	31,967	28,373
Other	38,220	52,869

	264,838	282,130
Less valuation allowance	(33,788)	(35,307)

Total deferred tax assets	231,050	246,823

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(6,783)	(8,215)
Net unrealized gains on securities	(1,180)	(2,119)
Tax deductible reserve	(6,385)	(6,038)
Financing lease revenue	(40,878)	(37,353)
Prepaid pension and severance cost	(2,224)	(2,018)
Other	(26,334)	(35,132)

Total deferred tax liabilities	(83,784)	(90,875)

Net deferred tax assets	¥147,266	¥155,948

Periods Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to twenty years as follows:

(Millions of yen)
Within one year	¥2,588
After one year through five years	5,097
After five years through ten years	37,199
After ten years through twenty years	42,402
Indefinite period	29,295

Total	¥116,581

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Balance at beginning of year	¥6,035	¥13,235	¥12,689
Additions for tax positions of the current year	149	73	—
Additions for tax positions of prior years	431	805	1,442
Reductions for tax positions of prior years	(2,139)	(8,354)	(1,106)
Settlements with tax authorities	(1,264)	(2,471)	—
Additions from acquisitions	—	4,066	—
Other	(279)	(1,319)	210

Balance at end of year	¥2,933	¥6,035	¥13,235

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Change in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) are as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Foreign currency translation adjustments:
Balance at beginning of year	¥(325,612)	¥(202,628)	¥(235,968)
Adjustments for the year	(53,251)	(122,984)	33,340

Balance at end of year	(378,863)	(325,612)	(202,628)
Net unrealized gains and losses on securities:
Balance at beginning of year	3,020	3,285	1,135
Adjustments for the year	(2,017)	(265)	2,150

Balance at end of year	1,003	3,020	3,285
Net gains and losses on derivative instruments:
Balance at beginning of year	917	71	1,493
Adjustments for the year	(462)	846	(1,422)

Balance at end of year	455	917	71
Pension liability adjustments:
Balance at beginning of year	(68,784)	(61,546)	(59,480)
Adjustments for the year	(35,584)	(7,238)	(2,066)

Balance at end of year	(104,368)	(68,784)	(61,546)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(390,459)	(260,818)	(292,820)
Adjustments for the year	(91,314)	(129,641)	32,002

Balance at end of year	¥(481,773)	¥(390,459)	¥(260,818)

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2011:
Foreign currency translation adjustments	¥(53,839)	¥(247)	¥(54,086)
Net unrealized gains and losses on securities:
Amount arising during the year	(7,571)	3,010	(4,561)
Reclassification adjustments for gains and losses realized in net income	4,077	(1,632)	2,445

Net change during the year	(3,494)	1,378	(2,116)
Net gains and losses on derivative instruments:
Amount arising during the year	4,221	(1,708)	2,513
Reclassification adjustments for gains and losses realized in net income	(5,006)	2,044	(2,962)

Net change during the year	(785)	336	(449)
Pension liability adjustments:
Amount arising during the year	(59,928)	20,252	(39,676)
Reclassification adjustments for gains and losses realized in net income	2,038	(739)	1,299

Net change during the year	(57,890)	19,513	(38,377)

Other comprehensive income (loss)	¥(116,008)	¥20,980	¥(95,028)

2010:
Foreign currency translation adjustments	¥(128,271)	¥1,353	¥(126,918)
Net unrealized gains and losses on securities:
Amount arising during the year	(2,179)	671	(1,508)
Reclassification adjustments for gains and losses realized in net income	1,320	42	1,362

Net change during the year	(859)	713	(146)
Net gains and losses on derivative instruments:
Amount arising during the year	8,409	(3,573)	4,836
Reclassification adjustments for gains and losses realized in net income	(6,990)	2,921	(4,069)

Net change during the year	1,419	(652)	767
Pension liability adjustments:
Amount arising during the year	(19,170)	8,314	(10,856)
Reclassification adjustments for gains and losses realized in net income	2,323	(794)	1,529

Net change during the year	(16,847)	7,520	(9,327)

Other comprehensive income (loss)	¥(144,558)	¥8,934	¥(135,624)

2009:
Foreign currency translation adjustments	¥35,459	¥(2,089)	¥33,370
Net unrealized gains and losses on securities:
Amount arising during the year	2,231	(1,333)	898
Reclassification adjustments for gains and losses realized in net income	2,205	(886)	1,319

Net change during the year	4,436	(2,219)	2,217
Net gains and losses on derivative instruments:
Amount arising during the year	298	(119)	179
Reclassification adjustments for gains and losses realized in net income	(2,670)	1,068	(1,602)

Net change during the year	(2,372)	949	(1,423)
Pension liability adjustments:
Amount arising during the year	(4,115)	1,891	(2,224)
Reclassification adjustments for gains and losses realized in net income	1,911	(632)	1,279

Net change during the year	(2,204)	1,259	(945)

Other comprehensive income (loss)	¥35,319	¥(2,100)	¥33,219

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Option Award Estimated on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model that incorporates the assumptions presented below:

	Years ended December 31
	2011	2010	2009
Expected term of option (in years)	4.0	4.0	4.0
Expected volatility	36.44%	38.00%	40.08%
Dividend yield	3.16%	2.53%	3.51%
Risk-free interest rate	0.44%	0.45%	0.64%

Summary of Option Activity Under Stock Option Plans

A summary of option activity under the stock option plans as of and for the years ended December 31, 2011, 2010 and 2009 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2009	592,000	¥5,502	3.3	¥—
Granted	954,000	3,287
Forfeited	(34,000)	4,851

Outstanding at December 31, 2009	1,512,000	4,119	3.0	588
Granted	890,000	4,573
Forfeited	(182,000)	3,479

Outstanding at December 31, 2010	2,220,000	4,354	2.5	722
Granted	912,000	3,990
Exercised	(65,800)	3,287
Forfeited	(24,000)	4,282

Outstanding at December 31, 2011	3,042,200	¥4,268	2.0	¥88

Exercisable at December 31, 2011	1,274,200	¥4,257	0.9	¥88

Summary of Nonvested Shares

A summary of the status of the Company’s nonvested shares at December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

	Year ended December 31, 2011
	Shares	Weighted-average grant-date fair value
		(Yen)
Nonvested at January 1, 2011	1,662,000	¥852
Granted	912,000	772
Vested	(782,000)	699
Forfeited	(24,000)	880

Nonvested at December 31, 2011	1,768,000	878

Net Income Attributable to Canon Inc. Stockholders per Share (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Net income attributable to Canon Inc.	¥248,630	¥246,603	¥131,647

	(Number of shares)
Average common shares outstanding	1,215,832,419	1,234,817,434	1,234,481,836
Effect of dilutive securities:
Stock options	60,552	50,603	—

Diluted common shares outstanding	1,215,892,971	1,234,868,037	1,234,481,836

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥204.49	¥199.71	¥106.64
Diluted	204.48	199.70	106.64

Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Contract Amounts of Foreign Exchange Contracts

Contract amounts of foreign exchange contracts at December 31, 2011 and 2010 are set forth below:

	December 31
	2011	2010
	(Millions of yen)
To sell foreign currencies	¥391,455	¥466,361
To buy foreign currencies	75,016	48,686

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2011 and 2010.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2011	2010
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥1,325	¥2,487
Liabilities:
Foreign exchange contracts	Other current liabilities	1,270	426

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2011	2010
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥3,393	¥9,463
Liabilities:
Foreign exchange contracts	Other current liabilities	1,340	487

Effect of Derivative Instruments on Consolidated Statement of Income

Derivatives not designated as hedging instruments

		Gain (loss) recognized in income on derivative
		Years ended December 31
	Location	2011	2010	2009
		(Millions of yen)
Foreign exchange contracts	Other, net	¥11,168	¥50,794	¥(8,638)

Cash Flow Hedging
Effect of Derivative Instruments on Consolidated Statement of Income

The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009.

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2011:
Foreign exchange contracts	¥(785)	Other, net	¥5,006	Other, net	¥(457)
2010:
Foreign exchange contracts	1,419	Other, net	6,990	Other, net	(302)
2009:
Foreign exchange contracts	(2,372)	Other, net	2,670	Other, net

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments Required Under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2011 are as follows:

(Millions of yen)
Year ending December 31:
2012	¥22,259
2013	15,843
2014	11,632
2015	7,120
2016	5,473
Thereafter	10,471

Total future minimum lease payments	¥72,798

Changes in Accrued Product Warranty Cost

Changes in accrued product warranty cost for the years ended December 31, 2011 and 2010 are summarized as follows:

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥13,343	¥13,944
Addition	14,296	17,605
Utilization	(14,649)	(14,713)
Other	(1,299)	(3,493)

Balance at end of year	¥11,691	¥13,343

Disclosures about Fair Value of Financial Instruments and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Values of Canon's Financial Instruments

The estimated fair values of Canon’s financial instruments at December 31, 2011 and 2010 are set forth below. The following summary excludes cash and cash equivalents, trade receivables, finance receivables, noncurrent receivables, short-term loans, trade payables and accrued expenses for which fair values approximate their carrying amounts. The summary also excludes investments which are disclosed in Note 2.

	December 31
	2011		2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(Millions of yen)
Long-term debt, including current installments	¥(7,070)	¥(7,053)	¥(9,260)	¥(9,245)
Foreign exchange contracts:
Assets	4,718	4,718	11,950	11,950
Liabilities	(2,610)	(2,610)	(913)	(913)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2011 and 2010.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥204,307	¥—	¥204,307
Available-for-sale (current):
Corporate bonds	20	—	—	20
Available-for-sale (noncurrent):
Government bonds	150	—	—	150
Corporate bonds	—	104	454	558
Fund trusts	151	1,675	—	1,826
Equity securities	17,724	—	—	17,724
Derivatives	—	4,718	—	4,718

Total assets	¥18,045	¥210,804	¥454	¥229,303

Liabilities:
Derivatives	¥—	¥2,610	¥—	¥2,610

Total liabilities	¥—	¥2,610	¥—	¥2,610

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥249,907	¥—	¥249,907
Available-for-sale (current):
Government bonds	1	—	—	1
Corporate bonds	—	—	1,000	1,000
Available-for-sale (noncurrent):
Government bonds	161	—	—	161
Corporate bonds	—	44	950	994
Fund trusts	10	1,788	—	1,798
Equity securities	23,402	—	—	23,402
Derivatives	—	11,950	—	11,950

Total assets	¥23,574	¥263,689	¥1,950	¥289,213

Liabilities:
Derivatives	¥—	¥913	¥—	¥913

Total liabilities	¥—	¥913	¥—	¥913

Changes in Level 3 Assets Measured on Recurring Basis

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2011 and 2010.

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥1,950	¥1,340
Total gains or losses (realized or unrealized):
Included in earnings	(2)	(79)
Included in other comprehensive income (loss)	(12)	(7)
Purchases, issuances, and settlements	(1,482)	696

Balance at end of year	¥454	¥1,950

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Information by Major Geographic Area

Information by major geographic area as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
	(Millions of yen)
Net sales:
Japan	¥694,450	¥695,749	¥702,344
Americas	961,955	1,023,299	894,154
Europe	1,113,065	1,172,474	995,150
Asia and Oceania	787,963	815,379	617,553

Total	¥3,557,433	¥3,706,901	¥3,209,201

Long-lived assets:
Japan	¥1,070,412	¥1,104,949	¥1,205,887
Americas	85,824	69,034	59,273
Europe	83,296	108,160	44,875
Asia and Oceania	89,334	72,846	77,146

Total	¥1,328,866	¥1,354,989	¥1,387,181

Business Segment
Geographic Supplemental Information

Information about operating results and assets for each segment as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Office	Consumer	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2011:
Net sales:
External customers	¥1,912,112	¥1,311,023	¥334,298	¥—	¥3,557,433
Intersegment	5,831	1,021	86,565	(93,417)	—

Total	1,917,943	1,312,044	420,863	(93,417)	3,557,433
Operating cost and expenses	1,658,678	1,100,750	396,563	23,371	3,179,362

Operating profit	¥259,265	¥211,294	¥24,300	¥(116,788)	¥378,071

Total assets	¥821,782	¥452,809	¥362,638	¥2,293,498	¥3,930,727
Depreciation and amortization	93,196	45,609	29,685	92,853	261,343
Capital expenditures	53,888	48,192	37,648	122,753	262,481

2010:
Net sales:
External customers	¥1,978,945	¥1,389,622	¥338,334	¥—	¥3,706,901
Intersegment	8,324	1,705	94,624	(104,653)	—

Total	1,987,269	1,391,327	432,958	(104,653)	3,706,901
Operating cost and expenses	1,693,947	1,153,262	442,789	29,351	3,319,349

Operating profit (loss)	¥293,322	¥238,065	¥(9,831)	¥(134,004)	¥387,552

Total assets	¥855,893	¥414,022	¥307,029	¥2,406,876	¥3,983,820
Depreciation and amortization	103,548	41,665	37,387	93,593	276,193
Capital expenditures	53,115	36,266	27,105	77,061	193,547

2009:
Net sales:
External customers	¥1,635,056	¥1,299,194	¥274,951	¥—	¥3,209,201
Intersegment	10,020	1,966	83,047	(95,033)	—

Total	1,645,076	1,301,160	357,998	(95,033)	3,209,201
Operating cost and expenses	1,415,680	1,117,668	433,954	24,844	2,992,146

Operating profit (loss)	¥229,396	¥183,492	¥(75,956)	¥(119,877)	¥217,055

Total assets	¥745,646	¥437,160	¥359,635	¥2,305,116	¥3,847,557
Depreciation and amortization	90,878	48,701	60,770	115,044	315,393
Capital expenditures	96,718	27,503	25,644	108,387	258,252

Geographical Segment
Geographic Supplemental Information

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2011, 2010 and 2009. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2011:
Net sales:
External customers	¥807,883	¥952,833	¥1,109,256	¥687,461	¥—	¥3,557,433
Intersegment	1,873,157	16,217	4,681	744,179	(2,638,234)	—

Total	2,681,040	969,050	1,113,937	1,431,640	(2,638,234)	3,557,433
Operating cost and expenses	2,273,336	948,593	1,069,489	1,388,580	(2,500,636)	3,179,362

Operating profit	¥407,704	¥20,457	¥44,448	¥43,060	¥(137,598)	¥378,071

Total assets	¥1,236,468	¥250,131	¥427,030	¥442,263	¥1,574,835	¥3,930,727

2010:
Net sales:
External customers	¥854,208	¥1,008,200	¥1,163,452	¥681,041	¥—	¥3,706,901
Intersegment	1,974,591	7,975	3,489	723,423	(2,709,478)	—

Total	2,828,799	1,016,175	1,166,941	1,404,464	(2,709,478)	3,706,901
Operating cost and expenses	2,398,439	993,310	1,126,521	1,357,663	(2,556,584)	3,319,349

Operating profit	¥430,360	¥22,865	¥40,420	¥46,801	¥(152,894)	¥387,552

Total assets	¥1,321,572	¥251,587	¥472,785	¥421,250	¥1,516,626	¥3,983,820

2009:
Net sales:
External customers	¥827,762	¥871,633	¥991,336	¥518,470	¥—	¥3,209,201
Intersegment	1,714,375	1,263	919	534,147	(2,250,704)	—

Total	2,542,137	872,896	992,255	1,052,617	(2,250,704)	3,209,201
Operating cost and expenses	2,288,471	860,863	964,606	1,019,208	(2,141,002)	2,992,146

Operating profit	¥253,666	¥12,033	¥27,649	¥33,409	¥(109,702)	¥217,055

Total assets	¥1,386,511	¥198,094	¥378,477	¥384,795	¥1,499,680	¥3,847,557

Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Foreign currency exchange gains and losses	¥ (3,287)	¥ 3,089	¥ 1,842
Advertising expenses	81,232	94,794	78,009
Shipping and handling cost	43,308	56,306	45,966
Software
Significant Accounting Policies [Line Items]
Intangible assets, useful life, minimum	3
Intangible assets, useful life, maximum	5
License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life, minimum	5
Intangible assets, useful life, maximum	10
Patented Technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5
Building
Significant Accounting Policies [Line Items]
Depreciation period, minimum	3
Depreciation period, maximum	60
Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period, minimum	1
Depreciation period, maximum	20
Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period, minimum	2
Depreciation period, maximum	5
Minimum
Significant Accounting Policies [Line Items]
Benefits from tax positions	50.00%
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents	204,307	249,907
Available-for-sale Securities | Maximum
Significant Accounting Policies [Line Items]
Cash equivalents, maturity period	3 months	3 months
Held-to-maturity Securities
Significant Accounting Policies [Line Items]
Cash equivalents		¥ 1,000
Held-to-maturity Securities | Maximum
Significant Accounting Policies [Line Items]
Cash equivalents, maturity period		3 months
Foreign Country
Significant Accounting Policies [Line Items]
Net sales Percentage	80.50%	81.20%	78.10%
Number of manufacturing plants	17
Americas
Significant Accounting Policies [Line Items]
Net sales Percentage	27.00%	27.60%	27.90%
Europe
Significant Accounting Policies [Line Items]
Net sales Percentage	31.30%	31.60%	31.00%
Asia and Oceania
Significant Accounting Policies [Line Items]
Net sales Percentage	22.20%	22.00%	19.20%
JAPAN
Significant Accounting Policies [Line Items]
Number of manufacturing plants	27
Office Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	53.90%	53.60%	51.30%
Consumer Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	36.90%	37.50%	40.50%
Industry and Others Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	11.80%	11.70%	11.20%
Corporate and eliminations
Significant Accounting Policies [Line Items]
Net sales Percentage	2.60%	2.80%	3.00%
Hewlett Packard Company
Significant Accounting Policies [Line Items]
Net sales Percentage	19.30%	20.10%	20.00%

Available-For-Sale Securities Included in Short-Term Investments and Investments By Major Security Type (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Cost		¥ 1,001
Fair value		1,001
Available for sale Securities Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	20	1,000
Fair value	20	1,000
Available for sale Securities Current | Government Bond
Schedule of Available-for-sale Securities [Line Items]
Cost		1
Fair value		1
Available for sale Securities Noncurrent
Schedule of Available-for-sale Securities [Line Items]
Cost	18,519	21,266
Gross unrealized holding gains	3,275	5,830
Gross unrealized holding losses	1,536	741
Fair value	20,258	26,355
Available for sale Securities Noncurrent | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	569	1,017
Gross unrealized holding gains	73	42
Gross unrealized holding losses	84	65
Fair value	558	994
Available for sale Securities Noncurrent | Government Bond
Schedule of Available-for-sale Securities [Line Items]
Cost	172	183
Gross unrealized holding losses	22	22
Fair value	150	161
Available for sale Securities Noncurrent | Fund Trusts
Schedule of Available-for-sale Securities [Line Items]
Cost	1,867	1,778
Gross unrealized holding gains	2	20
Gross unrealized holding losses	43
Fair value	1,826	1,798
Available for sale Securities Noncurrent | Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	15,911	18,288
Gross unrealized holding gains	3,200	5,768
Gross unrealized holding losses	1,387	654
Fair value	¥ 17,724	¥ 23,402

Maturities of Available-For-Sale Debt Securities and Fund Trusts Included in Short-Term Investments and Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011
Cost
Due within one year	¥ 20
Due after one year through five years	962
Due after five years through ten years	1,646
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	2,628
Fair value
Due within one year	20
Due after one year through five years	926
Due after five years through ten years	1,608
Available-for-sale Securities, Debt Securities, Total	¥ 2,554

Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Gross realized gains	¥ 204	¥ 641	¥ 277
Gross realized losses	4,281	1,961	2,482
Investments in affiliated companies accounted for by the equity method	15,776	26,817
Canon's share of net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions)	(7,368)	10,471	(12,649)
Time deposits with original maturities of more than three months	125,497	95,814
Aggregate cost of non-marketable equity securities accounted for under the cost method	14,583	26,475
Aggregate cost of investments not evaluated for impairment	¥ 14,583	¥ 24,053

Trade Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes	¥ 16,739	¥ 15,441
Accounts	528,032	556,983
Trade Accounts And Notes Receivable Gross Current, Total	544,771	572,424
Less allowance for doubtful receivables	(11,563)	(14,920)
Trade receivables, net (Note 3)	¥ 533,208	¥ 557,504

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Finished goods	¥ 291,023	¥ 232,584
Work in process	166,076	116,679
Raw materials	19,605	35,514
Inventories (Note 4)	¥ 476,704	¥ 384,777

Property, Plant and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land	¥ 268,493	¥ 266,631
Buildings	1,367,187	1,320,121
Machinery and equipment	1,499,331	1,439,246
Construction in progress	94,507	85,673
Property, Plant and Equipment, Gross, Total	3,229,518	3,111,671
Less accumulated depreciation	(2,038,682)	(1,909,703)
Property, plant and equipment, net (Notes 5, 6 and 9)	¥ 1,190,836	¥ 1,201,968

Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	¥ 210,179	¥ 232,327	¥ 277,399
Amount due for purchase of property, plant and equipment	47,690	23,306
Impairment of long-lived assets held-for-use	598	1,288	15,466
Semiconductor Production Equipment Business
Property, Plant, and Equipment Disclosure [Line Items]
Impairment of long-lived assets held-for-use			¥ 15,390

Finance Receivables and Operating Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	8 years
Equipment Leased to Customers
Leases Disclosure [Line Items]
Property, plant and equipment lease	¥ 75,391	¥ 63,239
Accumulated depreciation on property, plant and equipment lease	¥ 54,791	¥ 43,829

Components of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 204,326	¥ 215,925
Unguaranteed residual values	8,195	11,120
Executory costs	(2,275)	(2,063)
Unearned income	(24,955)	(27,891)
Financing Receivable, Gross , Total	185,291	197,091
Less allowance for doubtful receivables	(7,039)	(7,983)	(9,023)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	178,252	189,108
Less current portion	(66,337)	(71,500)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	¥ 111,915	¥ 117,608

Activity in Allowance For Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 7,983	¥ 9,023
Charge-offs	(1,937)	(3,103)
Provision	2,052	1,995
Other	(1,059)	68
Balance at end of year	¥ 7,039	¥ 7,983

Future Minimum Lease Payments to Be Received Under Financing Leases and Non-cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing leases
2012	¥ 80,411
2013	58,396
2014	37,177
2015	19,317
2016	8,486
Thereafter	539
Total minimum lease payments receivable	204,326	215,925
Operating leases
2012	7,610
2013	2,367
2014	2,045
2015	1,632
2016	1,559
Thereafter	248
Operating Leases, Future Minimum Payments Receivable, Total	¥ 15,461

Acquisitions - Additional Information (Detail) (Oce N V, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009	Mar. 09, 2010
Business Acquisition [Line Items]
Acquisition of total outstanding shares				45.20%
Consideration for principally a fully self-funded public cash tender offer				¥ 50,374
Interest held before the public cash tender offer				22.90%
Additional acquisition shares representing certain percentage of total outstanding shares of Acquiree				19.10%
Amount paid additional to acquisition of outstanding shares of subsidiary				8,027
Percentage of the total outstanding shares of Oce represented by the interest				87.20%
Noncontrolling interest related to acquired shares of Oce				12.80%
Fair value of noncontrolling interest				18,245
Acquisition-date fair value of the previous equity interest				25,508
Repayment of Oce's exisiting bank debt by Canon				55,378
Repayment of United States Private Placements notes by Canon				22,936
Intangible assets acquired, subject to amortization				56,297
Weighted average amortization period for acquired intangible assets	4.4
Amounts of net sales of Oce included in the parent company's consolidated statement of income		246,518
Unaudited pro forma net sales of Oce included in the parent company's consolidated statement of income		3,772,425	3,554,316
Customer Relationships
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization				32,747
Weighted average amortization period for acquired intangible assets	5
Patented Technology
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization				11,316
Weighted average amortization period for acquired intangible assets	3
Other
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization				¥ 12,234

Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (Oce N V, JPY ¥) In Millions, unless otherwise specified	Mar. 09, 2010
Oce N V
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Current assets	¥ 122,248
Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658
Non-current assets	227,364
Total acquired assets	349,612
Total assumed liabilities	247,458
Net assets acquired	¥ 102,154

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 35,994
Weighted average amortization period for acquired intangible assets	5
Aggregate amortization expense	51,164	43,866	37,994
Estimated amortization expense for intangible assets, 2012	44,931
Estimated amortization expense for intangible assets, 2013	33,864
Estimated amortization expense for intangible assets, 2014	23,759
Estimated amortization expense for intangible assets, 2015	11,482
Estimated amortization expense for intangible assets, 2016	6,134
Computer Software, Intangible Asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 33,217
Weighted average amortization period for acquired intangible assets	4

Components of Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 304,194	¥ 302,101
Accumulated amortization	166,896	149,761
Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	205,235	200,245
Accumulated amortization	115,131	109,200
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	34,957	37,637
Accumulated amortization	18,724	12,107
Patented Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	24,342	25,425
Accumulated amortization	13,317	9,377
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	20,425	22,108
Accumulated amortization	12,867	14,436
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	19,235	16,686
Accumulated amortization	¥ 6,857	¥ 4,641

Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	¥ 125,189	¥ 55,871
Goodwill acquired during the year		82,875
Translation adjustments and other	(6,168)	(13,557)
Balance at end of year	119,021	125,189
Office Business Unit
Goodwill [Line Items]
Balance at beginning of year	107,301	39,845
Goodwill acquired during the year		79,156
Translation adjustments and other	(5,241)	(11,700)
Balance at end of year	102,060	107,301
Consumer Business Unit
Goodwill [Line Items]
Balance at beginning of year	12,386	13,303
Translation adjustments and other	(298)	(917)
Balance at end of year	12,088	12,386
Industry and Others Business Unit
Goodwill [Line Items]
Balance at beginning of year	5,502	2,723
Goodwill acquired during the year		3,719
Translation adjustments and other	(629)	(940)
Balance at end of year	¥ 4,873	¥ 5,502

Short-Term Loans and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Short-term loans consisting of bank borrowings	¥ 4,641	¥ 2,071
Weighted average interest rate on short-term loans outstanding	2.72%	1.46%
Secure Loans from Banks
Debt Disclosure [Line Items]
Property, plant and equipment, mortgage primarily to secure loans from bank	¥ 2,913

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Outstanding [Line Items]
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.68% and 1.83% at December 31, 2011 and 2010, respectively	¥ 1,297	¥ 1,013
Capital lease obligations	4,597	8,247
Long-term debt, including current installments	7,070	9,260
Less current portion	(3,702)	(5,129)
Long-term debt, excluding current installments (Note 9)	3,368	4,131
0.75% Japanese yen notes, due 2012
Debt Outstanding [Line Items]
Long-term debt	1,020
0.84% Japanese yen notes, due 2013
Debt Outstanding [Line Items]
Long-term debt	¥ 156

Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 0.75% Japanese yen notes, due 2012	Dec. 31, 2011 0.84% Japanese yen notes, due 2013
Debt Outstanding [Line Items]
Loans, principally from banks, bearing weighted average interest	1.68%	1.83%
Stated Interest Rate			0.75%	0.84%
Long-term debt, maturity year			2012	2013

Aggregate Annual Maturities of Long-Term Debt Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	¥ 3,702
2013	1,528
2014	1,132
2015	457
2016	105
Thereafter	146
Long-term debt, including current installments	¥ 7,070	¥ 9,260

Trade Payables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Notes	¥ 16,519	¥ 13,676
Accounts	364,013	369,575
Trade payables (Note 10)	¥ 380,532	¥ 383,251

Employee Retirement and Severance Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits Disclosure [Line Items]
Defined contribution pension plans	¥ 12,511	¥ 11,780	¥ 9,148
Japanese Plans
Employee Benefits Disclosure [Line Items]
Invested in equity securities	30.00%	30.00%
Invested in debt securities	50.00%	50.00%
Fair Value of other assets	448,736	460,090	457,208
Contribution in defined benefit pension plan	21,946
Japanese Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	1,147	1,039
Japanese Plans | Life insurance
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	20.00%	20.00%
Foreign Plans
Employee Benefits Disclosure [Line Items]
Invested in equity securities	40.00%	40.00%
Invested in debt securities	55.00%	55.00%
Fair Value of other assets	192,033	197,835	75,058
Contribution in defined benefit pension plan	¥ 8,931
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	5.00%	5.00%

Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Japanese Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 593,274	¥ 551,320
Service cost	25,875	23,331	21,759
Interest cost	12,354	12,636	12,535
Amendments	(1,913)	(423)
Actuarial (gain) loss	14,845	22,290
Benefits paid	(17,511)	(15,880)
Benefit obligations at end of year	626,924	593,274	551,320
Change in plan assets:
Fair value of plan assets at beginning of year	460,090	457,208
Actual return on plan assets	(17,285)	4,533
Employer contributions	22,282	13,283
Benefits paid	(16,351)	(14,934)
Fair value of plan assets at end of year	448,736	460,090	457,208
Funded status at end of year	(178,188)	(133,184)
Foreign Plans
Change in benefit obligations:
Benefit obligations at beginning of year	261,130	94,170
Service cost	5,756	5,660	2,426
Interest cost	12,748	11,792	4,251
Plan participants' contributions	2,680	2,460
Amendments		(149)
Actuarial (gain) loss	3,872	(5,946)
Benefits paid	(8,234)	(7,458)
Acquisition		198,754
Foreign currency exchange rate changes	(15,822)	(38,153)
Benefit obligations at end of year	262,130	261,130	94,170
Change in plan assets:
Fair value of plan assets at beginning of year	197,835	75,058
Actual return on plan assets	2,335	19,307
Employer contributions	8,228	8,152
Plan participants' contributions	2,680	2,460
Benefits paid	(8,201)	(7,413)
Acquisition		128,043
Foreign currency exchange rate changes	(10,844)	(27,772)
Fair value of plan assets at end of year	192,033	197,835	75,058
Funded status at end of year	¥ (70,097)	¥ (63,295)

Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (249,604)	¥ (197,609)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	54	345
Accrued pension and severance cost	(178,242)	(133,529)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(178,188)	(133,184)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,397	1,318
Accrued expenses	(132)	(533)
Accrued pension and severance cost	(71,362)	(64,080)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (70,097)	¥ (63,295)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 291,778	¥ 257,625
Prior service credit	(130,712)	(142,473)
Net transition obligation		722
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	161,066	115,874
Foreign Plans
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	16,095	3,538
Prior service credit	(345)	(486)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	¥ 15,750	¥ 3,052

Accumulated Benefit Obligation for All Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 595,689	¥ 565,406
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 238,675	¥ 216,239

Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 622,645	¥ 589,391
Fair value of plan assets	444,403	455,862
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	591,830	559,468
Fair value of plan assets	444,403	453,342
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	259,517	258,326
Fair value of plan assets	188,023	193,713
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	160,941	144,225
Fair value of plan assets	¥ 111,527	¥ 122,590

Components of Net Periodic Benefit Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 25,875	¥ 23,331	¥ 21,759
Interest cost	12,354	12,636	12,535
Expected return on plan assets	(16,485)	(16,591)	(15,808)
Amortization of net transition obligation	722	722	722
Amortization of prior service credit	(13,674)	(13,878)	(13,650)
Amortization of actuarial loss	14,462	14,545	13,923
Defined Benefit Plan, Net Periodic Benefit Cost, Total	23,254	20,765	19,481
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	5,756	5,660	2,426
Interest cost	12,748	11,792	4,251
Expected return on plan assets	(12,112)	(10,540)	(4,211)
Amortization of prior service credit	(93)	(116)	(98)
Amortization of actuarial loss	621	1,050	1,014
Defined Benefit Plan, Net Periodic Benefit Cost, Total	¥ 6,920	¥ 7,846	¥ 3,382

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	¥ (59,928)	¥ (19,170)	¥ (4,115)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	48,615	34,348
Amortization of actuarial loss	(14,462)	(14,545)	(13,923)
Prior service credit due to amendments	(1,913)	(423)
Amortization of prior service credit	13,674	13,878
Amortization of net transition obligation	(722)	(722)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax, Total	45,192	32,536
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	13,649	(14,713)
Amortization of actuarial loss	(621)	(1,050)	(1,014)
Prior service credit due to amendments		(149)
Amortization of prior service credit	93	116
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax, Total	¥ 13,121	¥ (15,796)

Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over the Next Year (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (13,137)
Actuarial loss	16,708
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(130)
Actuarial loss	¥ 986

Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.10%
Assumed rate of increase in future compensation levels	3.00%	3.00%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.60%	4.90%
Assumed rate of increase in future compensation levels	2.40%	2.90%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Japanese Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.10%	2.30%	2.40%
Assumed rate of increase in future compensation levels	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	3.60%	3.60%	3.70%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.90%	4.90%	5.30%
Assumed rate of increase in future compensation levels	2.90%	2.80%	3.10%
Expected long-term rate of return on plan assets	5.70%	6.10%	6.20%

Fair Values of Company's Pension Plans Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 448,736		¥ 460,090		¥ 457,208
Japanese Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	60,630		65,216
Japanese Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	386,959		393,835
Japanese Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,147		1,039
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	37,875	[1]	50,177	[2]
Japanese Plans | Japanese Companies Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	37,875	[1]	50,177	[2]
Japanese Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,804		5,352
Japanese Plans | Foreign Corporate Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,804		5,352
Japanese Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	82,380	[3]	90,597	[3]
Japanese Plans | Pooled Equity Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	82,380	[3]	90,597	[3]
Japanese Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	17,951	[4]	9,687	[5]
Japanese Plans | Government Bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	17,951	[4]	9,687	[5]
Japanese Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	864		323
Japanese Plans | Municipal Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	864		323
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,170		6,518
Japanese Plans | Corporate Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,170		6,518
Japanese Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	190,832	[6]	194,286	[7]
Japanese Plans | Pooled Debt Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	190,832	[6]	194,286	[7]
Japanese Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,842		1,980
Japanese Plans | Mortgage and Asset Backed Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,842		1,980
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	92,700		91,610
Japanese Plans | Life Insurance Company General Accounts | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	92,700		91,610
Japanese Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,318		9,560
Japanese Plans | Other Assets | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	7,171		8,521
Japanese Plans | Other Assets | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,147		1,039
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	192,033		197,835		75,058
Foreign Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	6,105		5,548
Foreign Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	185,928		192,287
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	3,779		3,474
Foreign Plans | Foreign Corporate Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	3,779		3,474
Foreign Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	47,779	[3]	80,666	[3]
Foreign Plans | Pooled Equity Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	47,779	[3]	80,666	[3]
Foreign Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,326	[4]	2,074	[5]
Foreign Plans | Government Bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,326	[4]	2,074	[5]
Foreign Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	19
Foreign Plans | Municipal Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	19
Foreign Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	92,653	[6]	104,650	[7]
Foreign Plans | Pooled Debt Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	92,653	[6]	104,650	[7]
Foreign Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,726		232
Foreign Plans | Mortgage and Asset Backed Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,726		232
Foreign Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	42,751		6,739
Foreign Plans | Other Assets | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 42,751		¥ 6,739

[1]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
[2]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,044 million.
[3]	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[4]	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds.
[5]	This class includes approximately 50% Japanese government bonds and 50% foreign government bonds.
[6]	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.
[7]	These funds invest in approximately 60% Japanese government bonds, 20% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans

Fair Values of Company's Pension Plans Assets (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	1,129	1,044
Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Invested in debt securities	30.00%	50.00%
Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Invested in debt securities	70.00%	50.00%
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Invested in equity securities	30.00%	30.00%
Invested in debt securities	50.00%	50.00%
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Invested in equity securities	50.00%	50.00%
Japanese Plans | Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	75.00%	60.00%
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	5.00%	10.00%
Japanese Plans | Foreign Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	15.00%	20.00%
Japanese Plans | Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	5.00%	10.00%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Invested in equity securities	40.00%	40.00%
Invested in debt securities	55.00%	55.00%
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Invested in equity securities	50.00%	50.00%
Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	60.00%	60.00%
Foreign Plans | Foreign Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	40.00%	40.00%

Expected Future Service Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011
Japanese Plans
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2012	¥ 15,100
Year ending December 31, 2013	16,137
Year ending December 31, 2014	17,301
Year ending December 31, 2015	19,160
Year ending December 31, 2016	20,893
Year ending December 31, 2017- 2021	130,449
Foreign Plans
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2012	8,750
Year ending December 31, 2013	8,542
Year ending December 31, 2014	8,763
Year ending December 31, 2015	9,228
Year ending December 31, 2016	9,993
Year ending December 31, 2017- 2021	¥ 60,255

Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income before income taxes	¥ 374,524	¥ 392,863	¥ 219,355
Income taxes:
Current	91,286	110,779	63,410
Deferred	29,129	29,381	20,712
Income taxes (Note 12)	120,415	140,160	84,122
Domestic Country
Income Taxes [Line Items]
Income before income taxes	287,592	302,965	130,857
Income taxes:
Current	67,671	78,359	45,079
Deferred	21,047	35,496	15,415
Income taxes (Note 12)	88,718	113,855	60,494
Foreign Country
Income Taxes [Line Items]
Income before income taxes	86,932	89,898	88,498
Income taxes:
Current	23,615	32,420	18,331
Deferred	8,082	(6,115)	5,297
Income taxes (Note 12)	¥ 31,697	¥ 26,305	¥ 23,628

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 After Amendment Year beginning January 1, 2013 to December 31, 2015	Nov. 30, 2011 After Amendment Year beginning January 1, 2016 thereafter	Dec. 31, 2011 Reduction in Taxes
Income Taxes [Line Items]
Japanese statutory income tax rate	40.00%	40.00%	40.00%	38.00%	35.00%
Adjustments of deferred tax assets and liabilities for tax rate						¥ 6,599
Net increase (decrease) in the total valuation allowance	(1,519)	13,119	11,371
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income	116,581
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries	18,112
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier	869,064
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 2,809	¥ 6,035

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Japanese statutory income tax rate	40.00%	40.00%	40.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.60%	0.80%	0.90%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.30%)	(3.50%)	(5.40%)
Tax credit for research and development expenses	(3.90%)	(5.10%)	(2.80%)
Change in valuation allowance	(0.50%)	2.80%	5.40%
Effect of enacted changes in tax laws and rates on Japanese tax	1.80%
Other	(1.50%)	0.70%	0.20%
Effective income tax rate	32.20%	35.70%	38.30%

Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Prepaid expenses and other current assets	¥ 61,961	¥ 69,197
Other assets	130,582	136,727
Other current liabilities	(1,735)	(2,149)
Other noncurrent liabilities	(43,542)	(47,827)
Net deferred tax assets	¥ 147,266	¥ 155,948

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Inventories	¥ 18,885	¥ 23,836
Accrued business tax	3,227	6,200
Accrued pension and severance cost	90,025	78,552
Research and development-costs capitalized for tax purposes	12,898	14,740
Property, plant and equipment	31,624	41,737
Accrued expenses	37,992	35,823
Net operating losses carried forward	31,967	28,373
Other	38,220	52,869
Deferred Tax Assets, Gross, Total	264,838	282,130
Less valuation allowance	(33,788)	(35,307)
Total deferred tax assets	231,050	246,823
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(6,783)	(8,215)
Net unrealized gains on securities	(1,180)	(2,119)
Tax deductible reserve	(6,385)	(6,038)
Financing lease revenue	(40,878)	(37,353)
Prepaid pension and severance cost	(2,224)	(2,018)
Other	(26,334)	(35,132)
Total deferred tax liabilities	(83,784)	(90,875)
Net deferred tax assets	¥ 147,266	¥ 155,948

Periods Available to Reduce Future Taxable Income (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011
Tax Credit Carryforward [Line Items]
Within one year	¥ 2,588
After one year through five years	5,097
After five years through ten years	37,199
After ten years through twenty years	42,402
Indefinite period	29,295
Total	¥ 116,581

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 6,035	¥ 13,235	¥ 12,689
Additions for tax positions of the current year	149	73
Additions for tax positions of prior years	431	805	1,442
Reductions for tax positions of prior years	(2,139)	(8,354)	(1,106)
Settlements with tax authorities	(1,264)	(2,471)
Additions from acquisitions		4,066
Other	(279)	(1,319)	210
Balance at end of year	¥ 2,933	¥ 6,035	¥ 13,235

Legal Reserve and Retained Earnings - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Line Items]
Percentage of legal reserve appropriated from distributions from retained earnings paid by Canon Inc. and its subsidiaries	10.00%
Appropriations not required if percentage of additional paid in capital and legal reserve equals specific percentage of respective stated capital	25.00%
Year end dividends approved by stockholders	¥ 72,092
Amount available for dividends under the Corporation Law of Japan	1,223,401
Retained earnings included Canon's equity in undistributed earinings of affiliated companies accounted for by the equity method	¥ 16,217

Change in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign currency translation adjustments:
Balance at beginning of year	¥ (325,612)	¥ (202,628)	¥ (235,968)
Adjustments for the year	(53,251)	(122,984)	33,340
Balance at end of year	(378,863)	(325,612)	(202,628)
Net unrealized gains and losses on securities:
Balance at beginning of year	3,020	3,285	1,135
Adjustments for the year	(2,017)	(265)	2,150
Balance at end of year	1,003	3,020	3,285
Net gains and losses on derivative instruments:
Balance at beginning of year	917	71	1,493
Adjustments for the year	(462)	846	(1,422)
Balance at end of year	455	917	71
Pension liability adjustments:
Balance at beginning of year	(68,784)	(61,546)	(59,480)
Adjustments for the year	(35,584)	(7,238)	(2,066)
Balance at end of year	(104,368)	(68,784)	(61,546)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(390,459)	(260,818)	(292,820)
Balance at end of year	(481,773)	(390,459)	(260,818)
Accumulated Translation Adjustment
Total accumulated other comprehensive income (loss):
Adjustments for the year	¥ (91,314)	¥ (129,641)	¥ 32,002

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before-tax amount	¥ (53,839)	¥ (128,271)	¥ 35,459
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	(7,571)	(2,179)	2,231
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	4,077	1,320	2,205
Net change during the year, Before-tax amount	(3,494)	(859)	4,436
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	4,221	8,409	298
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(5,006)	(6,990)	(2,670)
Net change during the year, Before-tax amount	(785)	1,419	(2,372)
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(59,928)	(19,170)	(4,115)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	2,038	2,323	1,911
Net change during the year, Before-tax amount	(57,890)	(16,847)	(2,204)
Other Comprehensive Income (Loss), Before-tax amount	(116,008)	(144,558)	35,319
Foreign currency translation adjustments, Tax (expense) or benefit	(247)	1,353	(2,089)
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	3,010	671	(1,333)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,632)	42	(886)
Net change during the year, Tax (expense) or benefit	1,378	713	(2,219)
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(1,708)	(3,573)	(119)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	2,044	2,921	1,068
Net change during the year, Tax (expense) or benefit	336	(652)	949
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	20,252	8,314	1,891
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(739)	(794)	(632)
Net change during the year, Tax (expense) or benefit	19,513	7,520	1,259
Other comprehensive income (loss), Tax (expense) or benefit	20,980	8,934	(2,100)
Foreign currency translation adjustments, Net-of-tax amount	(54,086)	(126,918)	33,370
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(4,561)	(1,508)	898
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	2,445	1,362	1,319
Net change during the year, Net-of-tax amount	(2,116)	(146)	2,217
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	2,513	4,836	179
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(2,962)	(4,069)	(1,602)
Net change during the year, Net-of-tax amount	(449)	767	(1,423)
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(39,676)	(10,856)	(2,224)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	1,299	1,529	1,279
Net change during the year, Net-of-tax amount	(38,377)	(9,327)	(945)
Other comprehensive income (loss), Net-of-tax amount	¥ (95,028)	¥ (135,624)	¥ 33,219

Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	May 01, 2011	Dec. 31, 2010	May 01, 2010	Dec. 31, 2009	May 01, 2009	Dec. 31, 2008	May 01, 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of common stock shares authorized to be acquired under stock options granted		912,000		890,000		954,000		592,000
Vesting period
Contractual term (in years)	4
Grant-date fair value per share of stock options	¥ 772		¥ 988		¥ 699		¥ 1,247
Recognized compensation cost for stock options	¥ 748		¥ 643		¥ 564
Total unrecognized compensation cost related to nonvested stock options	606
Weighted-average period over which unrecognized compensation cost related to nonvested stock options is expected to be recognized (in years)	0.84
Fair value of vested shares	547		696
Cash received from the exercise of stock options	¥ 216

Fair Value of Option Award Estimated on Date of Grant Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term of option (in years)	4	4	4
Expected volatility	36.44%	38.00%	40.08%
Dividend yield	3.16%	2.53%	3.51%
Risk-free interest rate	0.44%	0.45%	0.64%

Summary of Option Activity Under Stock Option Plans (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Shares
Outstanding at beginning of year	2,220,000	1,512,000	592,000
Granted	912,000	890,000	954,000
Exercised	(65,800)
Forfeited	(24,000)	(182,000)	(34,000)
Outstanding at end of year	3,042,200	2,220,000	1,512,000
Exercisable at end of year	1,274,200
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 4,354	¥ 4,119	¥ 5,502
Granted	¥ 3,990	¥ 4,573	¥ 3,287
Exercised	¥ 3,287
Forfeited	¥ 4,282	¥ 3,479	¥ 4,851
Outstanding at end of year	¥ 4,268	¥ 4,354	¥ 4,119
Exercisable at end of year	¥ 4,257
Weighted-Average Remaining Contractual Term
Outstanding at beginning	2.5	3	3.3
Outstanding at end of year	2	2.5	3
Exercisable at end of year	0.9
Aggregate Intrinsic Value
Outstanding at end of year	¥ 88	¥ 722	¥ 588
Exercisable at end of year	¥ 88

Summary of Non Vested Shares (Detail) (JPY ¥)	12 Months Ended
Dec. 31, 2011
Shares
Nonvested at beginning of year	1,662,000
Granted	912,000
Vested	(782,000)
Forfeited	(24,000)
Nonvested at end of year	1,768,000
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	¥ 852
Granted	¥ 772
Vested	¥ 699
Forfeited	¥ 880
Nonvested at end of year	¥ 878

Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share Computations (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Net income attributable to Canon Inc.	¥ 248,630	¥ 246,603	¥ 131,647
Average common shares outstanding	1,215,832,419	1,234,817,434	1,234,481,836
Stock options	60,552	50,603
Diluted common shares outstanding	1,215,892,971	1,234,868,037	1,234,481,836
Net income attributable to Canon Inc. stockholders per share:
Basic	¥ 204.49	¥ 199.71	¥ 106.64
Diluted	¥ 204.48	¥ 199.7	¥ 106.64

Derivatives and Hedging Activities - Additional Information (Detail)	Dec. 31, 2011
Maximum remaining maturity of foreign currency derivatives	3 months

Contract Amounts of Foreign Exchange Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
To sell foreign currencies	¥ 391,455	¥ 466,361
To buy foreign currencies	¥ 75,016	¥ 48,686

Fair Value of Derivative Instruments in Consolidated Balance Sheet (Detail) (Foreign Exchange Contract, JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 1,325	¥ 2,487
Derivative assets not designated as Hedging Instrument	3,393	9,463
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	1,270	426
Derivatives liabilities not designated as hedging instruments	¥ 1,340	¥ 487

Effect of Derivative Instruments on Consolidated Statements of Income (Detail) (Cash Flow Hedging, Foreign Exchange Contract, Other Nonoperating Income Expense, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Hedging | Foreign Exchange Contract | Other Nonoperating Income Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	¥ (785)	¥ 1,419	¥ (2,372)
Gain (loss) reclassified from accumulated OCI into income (effective portion)	5,006	6,990	2,670
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	¥ (457)	¥ (302)	¥ (462)

Derivatives not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Contract, Other Nonoperating Income Expense, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Not Designated as Hedging Instrument | Foreign Exchange Contract | Other Nonoperating Income Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	¥ 11,168	¥ 50,794	¥ (8,638)

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Deposits made under lease arrangements included in noncurrent receivables	¥ 14,171	¥ 13,686
Rental expenses under the operating lease arrangements	38,167	40,396	36,474
Maximum amount of undiscounted payments in case of default	15,245
Employees with Housing Loan | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Employees with Housing Loan | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	30 years
Affiliates and Other Companies | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Affiliates and Other Companies | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	10 years
Purchase of Property, Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	66,287
Purchase of Parts and Raw Materials
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 75,823

Future Minimum Lease Payments Required Under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
2012	¥ 22,259
2013	15,843
2014	11,632
2015	7,120
2016	5,473
Thereafter	10,471
Total future minimum lease payments	¥ 72,798

Changes in Accrued Product Warranty Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 13,343	¥ 13,944
Addition	14,296	17,605
Utilization	(14,649)	(14,713)
Other	(1,299)	(3,493)
Balance at end of year	¥ 11,691	¥ 13,343

Estimated Fair Values of Canon's Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	¥ (7,070)	¥ (9,260)
Carrying (Reported) Amount, Fair Value Disclosure
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	(7,070)	(9,260)
Foreign exchange contract assets	4,718	11,950
Foreign exchange contract liabilities	(2,610)	(913)
Estimate of Fair Value, Fair Value Disclosure
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	(7,053)	(9,245)
Foreign exchange contract assets	4,718	11,950
Foreign exchange contract liabilities	¥ (2,610)	¥ (913)

Disclousres about Fair Value of Financial Instruments and Concentrations of Credit Risk - Additional Information (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Measurement Inputs, Disclosure [Line Items]
Percentage of consolidated trade receivables accounted by single customer	17.00%	21.00%

Assets and Liabilities Measured at Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	¥ 204,307	¥ 249,907
Derivatives	4,718	11,950
Total assets	229,303	289,213
Liabilities:
Derivatives	2,610	913
Total liabilities	2,610	913
Corporate Bonds
Assets:
Available-for-sale (current)	20	1,000
Available-for-sale (noncurrent)	558	994
Government Bond
Assets:
Available-for-sale (current)		1
Available-for-sale (noncurrent)	150	161
Fund Trusts
Assets:
Available-for-sale (noncurrent)	1,826	1,798
Equity Securities
Assets:
Available-for-sale (noncurrent)	17,724	23,402
Fair Value, Inputs, Level 1
Assets:
Total assets	18,045	23,574
Fair Value, Inputs, Level 1 | Corporate Bonds
Assets:
Available-for-sale (current)	20
Fair Value, Inputs, Level 1 | Government Bond
Assets:
Available-for-sale (current)		1
Available-for-sale (noncurrent)	150	161
Fair Value, Inputs, Level 1 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	151	10
Fair Value, Inputs, Level 1 | Equity Securities
Assets:
Available-for-sale (noncurrent)	17,724	23,402
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	204,307	249,907
Derivatives	4,718	11,950
Total assets	210,804	263,689
Liabilities:
Derivatives	2,610	913
Total liabilities	2,610	913
Fair Value, Inputs, Level 2 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	104	44
Fair Value, Inputs, Level 2 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	1,675	1,788
Fair Value, Inputs, Level 3
Assets:
Total assets	454	1,950
Fair Value, Inputs, Level 3 | Corporate Bonds
Assets:
Available-for-sale (current)		1,000
Available-for-sale (noncurrent)	¥ 454	¥ 950

Changes in Level 3 Assets Measured on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 1,950	¥ 1,340
Total gains or losses (realized or unrealized):
Included in earnings	(2)	(79)
Included in other comprehensive income (loss)	(12)	(7)
Purchases, issuances, and settlements	(1,482)	696
Balance at end of year	¥ 454	¥ 1,950

Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Fair Value, Inputs, Level 3	Dec. 31, 2010 Fair Value, Inputs, Level 3	Dec. 31, 2010 Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Carrying value of equity securities		¥ 3,577	¥ 33,984
Fair value of equity securities		0	15,164
Other-than-temporary impairment charges on non-marketable equity securities and equity securities accounted for by equity method	21,398	3,577
Carrying value of non-marketable equity securities				5,000
Fair value of non-marketable securities				¥ 2,422

Supplemental Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Entity	Dec. 31, 2009
Cash Flow Supplemental Disclosures [Line Items]
New shares, issued	0
Shares of treasury stock issued	10,000,853
Canon Finetech Inc, Canon Machinery Inc and Tokki Corporation
Cash Flow Supplemental Disclosures [Line Items]
Number of executed share exchanges for the listed subsidiaries	3
Number of listed subsidiaries	3
Noncontrolling interest in subsidiaries	¥ 0	¥ 38,644

Information about Operating Results and Assets for Each Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
External customers	¥ 3,557,433	¥ 3,706,901	¥ 3,209,201
Total	3,557,433	3,706,901	3,209,201
Operating cost and expenses	3,179,362	3,319,349	2,992,146
Operating profit (loss)	378,071	387,552	217,055
Total assets	3,930,727	3,983,820	3,847,557
Depreciation and amortization	261,343	276,193	315,393
Capital expenditures	262,481	193,547	258,252
Office Business Unit
Net sales:
External customers	1,912,112	1,978,945	1,635,056
Intersegment	5,831	8,324	10,020
Total	1,917,943	1,987,269	1,645,076
Operating cost and expenses	1,658,678	1,693,947	1,415,680
Operating profit (loss)	259,265	293,322	229,396
Total assets	821,782	855,893	745,646
Depreciation and amortization	93,196	103,548	90,878
Capital expenditures	53,888	53,115	96,718
Consumer Business Unit
Net sales:
External customers	1,311,023	1,389,622	1,299,194
Intersegment	1,021	1,705	1,966
Total	1,312,044	1,391,327	1,301,160
Operating cost and expenses	1,100,750	1,153,262	1,117,668
Operating profit (loss)	211,294	238,065	183,492
Total assets	452,809	414,022	437,160
Depreciation and amortization	45,609	41,665	48,701
Capital expenditures	48,192	36,266	27,503
Industry and Others Business Unit
Net sales:
External customers	334,298	338,334	274,951
Intersegment	86,565	94,624	83,047
Total	420,863	432,958	357,998
Operating cost and expenses	396,563	442,789	433,954
Operating profit (loss)	24,300	(9,831)	(75,956)
Total assets	362,638	307,029	359,635
Depreciation and amortization	29,685	37,387	60,770
Capital expenditures	37,648	27,105	25,644
Corporate and eliminations
Net sales:
Intersegment	(93,417)	(104,653)	(95,033)
Total	(93,417)	(104,653)	(95,033)
Operating cost and expenses	23,371	29,351	24,844
Operating profit (loss)	(116,788)	(134,004)	(119,877)
Total assets	2,293,498	2,406,876	2,305,116
Depreciation and amortization	92,853	93,593	115,044
Capital expenditures	¥ 122,753	¥ 77,061	¥ 108,387

Information by Major Geographic Area (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Net sales	¥ 3,557,433	¥ 3,706,901	¥ 3,209,201
Operating Segments
Net sales:
Net sales	3,557,433	3,706,901	3,209,201
Long-lived assets:
Long-lived assets	1,328,866	1,354,989	1,387,181
Domestic Country
Net sales:
Net sales	2,681,040	2,828,799	2,542,137
Domestic Country | Operating Segments
Net sales:
Net sales	694,450	695,749	702,344
Long-lived assets:
Long-lived assets, domestic country	1,070,412	1,104,949	1,205,887
Americas
Net sales:
Net sales	969,050	1,016,175	872,896
Americas | Operating Segments
Net sales:
Net sales	961,955	1,023,299	894,154
Long-lived assets:
Long-lived assets, foreign country	85,824	69,034	59,273
Europe
Net sales:
Net sales	1,113,937	1,166,941	992,255
Europe | Operating Segments
Net sales:
Net sales	1,113,065	1,172,474	995,150
Long-lived assets:
Long-lived assets, foreign country	83,296	108,160	44,875
Asia and Oceania
Net sales:
Net sales	1,431,640	1,404,464	1,052,617
Asia and Oceania | Operating Segments
Net sales:
Net sales	787,963	815,379	617,553
Long-lived assets:
Long-lived assets, foreign country	¥ 89,334	¥ 72,846	¥ 77,146

Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, Major Customer [Line Items]
Minimum sales as a percentage of net consolidated sales to conduct business in any individual country	10.00%	10.00%	10.00%
Net sales	¥ 3,557,433	¥ 3,706,901	¥ 3,209,201
UNITED STATES
Revenue, Major Customer [Line Items]
Net sales	¥ 779,652	¥ 836,645	¥ 793,428

Geographic Supplemental Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
External customers	¥ 3,557,433	¥ 3,706,901	¥ 3,209,201
Total	3,557,433	3,706,901	3,209,201
Operating cost and expenses	3,179,362	3,319,349	2,992,146
Operating profit	378,071	387,552	217,055
Total assets	3,930,727	3,983,820	3,847,557
Domestic Country
Net sales:
External customers	807,883	854,208	827,762
Intersegment	1,873,157	1,974,591	1,714,375
Total	2,681,040	2,828,799	2,542,137
Operating cost and expenses	2,273,336	2,398,439	2,288,471
Operating profit	407,704	430,360	253,666
Total assets	1,236,468	1,321,572	1,386,511
Americas
Net sales:
External customers	952,833	1,008,200	871,633
Intersegment	16,217	7,975	1,263
Total	969,050	1,016,175	872,896
Operating cost and expenses	948,593	993,310	860,863
Operating profit	20,457	22,865	12,033
Total assets	250,131	251,587	198,094
Europe
Net sales:
External customers	1,109,256	1,163,452	991,336
Intersegment	4,681	3,489	919
Total	1,113,937	1,166,941	992,255
Operating cost and expenses	1,069,489	1,126,521	964,606
Operating profit	44,448	40,420	27,649
Total assets	427,030	472,785	378,477
Asia and Oceania
Net sales:
External customers	687,461	681,041	518,470
Intersegment	744,179	723,423	534,147
Total	1,431,640	1,404,464	1,052,617
Operating cost and expenses	1,388,580	1,357,663	1,019,208
Operating profit	43,060	46,801	33,409
Total assets	442,263	421,250	384,795
Corporate and eliminations
Net sales:
Intersegment	(2,638,234)	(2,709,478)	(2,250,704)
Total	(2,638,234)	(2,709,478)	(2,250,704)
Operating cost and expenses	(2,500,636)	(2,556,584)	(2,141,002)
Operating profit	(137,598)	(152,894)	(109,702)
Total assets	¥ 1,574,835	¥ 1,516,626	¥ 1,499,680

Subsequent Event - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 16, 2012 Subsequent Event Repurchase of Equity	Feb. 02, 2012 Subsequent Event Repurchase of Equity Maximum
Subsequent Event [Line Items]
Number of shares approved to repurchase by Board of Directors					16,000,000
Shares to be repurchased amount					¥ 50,000
Common stock repurchase				14,521,600
Common stock shares at cost	¥ 99,766	¥ 61,196	¥ 42	¥ 50,000

Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trade Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 14,920	¥ 11,343	¥ 9,318
Addition- charged to income	492	787	3,054
Deduction bad debts written off	(3,995)	(2,038)	(1,474)
Translation adjustments and other	146	4,828	445
Balance at end of period	11,563	14,920	11,343
Finance Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	7,983	9,023	8,268
Addition- charged to income	2,052	1,995	3,465
Deduction bad debts written off	(1,937)	(3,103)	(2,829)
Translation adjustments and other	(1,059)	68	119
Balance at end of period	¥ 7,039	¥ 7,983	¥ 9,023